STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	8.3%
Semiconductors & Semiconductor Equipment	6.0
Interactive Media & Services	5.7
IT Services	5.5
Technology Hardware, Storage & Peripherals	5.3
Electric Utilities	4.5
Banks	4.2
Oil, Gas & Consumable Fuels	4.1
Internet & Direct Marketing Retail	4.0
Capital Markets	3.4
Aerospace & Defense	3.4
Beverages	3.3
Automobiles	3.2
Biotechnology	3.1
Hotels, Restaurants & Leisure	2.8
Food & Staples Retailing	2.5
Household Products	2.5
Specialty Retail	2.3
Industrial Conglomerates	2.3
Health Care Equipment & Supplies	2.3
Chemicals	2.3
Diversified Financial Services	2.2
Industry Diversification	Percent*
Entertainment	1.7%
Life Sciences Tools & Services	1.7
Equity Real Estate Investment Trusts	1.7
Insurance	1.5
Pharmaceuticals	1.4
Diversified Telecommunication Services	1.3
Air Freight & Logistics	1.3
Media	1.2
Consumer Finance	1.1
Communications Equipment	1.1
Wireless Telecommunication Services	1.1
Road & Rail	1.0
Food Products	1.0
Health Care Providers & Services	1.0
Textiles, Apparel & Luxury Goods	0.9
Electrical Equipment	0.8
Machinery	0.8
Money Market Fund	0.7
Multiline Retail	0.5
Total Investments	105.0%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (104.3%)
AEROSPACE & DEFENSE (3.4%)
Boeing Co. (The)(a)	1,200	$191,172
General Dynamics Corp.	1,500	340,005
Lockheed Martin Corp.	700	289,667
Raytheon Technologies Corp.	3,899	363,425
		1,184,269
AIR FREIGHT & LOGISTICS (1.3%)
FedEx Corp.	900	209,781
United Parcel Service, Inc., Class B	1,300	253,357
		463,138
AUTOMOBILES (3.2%)
Ford Motor Co.	7,200	105,768
General Motors Co.(a)	3,600	130,536
Tesla, Inc.(a)	1,000	891,450
		1,127,754
BANKS (4.2%)
Bank of America Corp.	11,200	378,672
Citigroup, Inc.	3,000	155,700
JPMorgan Chase & Co.	4,200	484,512
U.S. Bancorp	4,800	226,560
Wells Fargo & Co.	5,200	228,124
		1,473,568
BEVERAGES (3.3%)
Coca-Cola Co. (The)	9,200	590,364
PepsiCo, Inc.	3,200	559,872
		1,150,236
BIOTECHNOLOGY (3.1%)
AbbVie, Inc.	3,000	430,530
Amgen, Inc.	1,600	395,952
Gilead Sciences, Inc.	4,300	256,925
		1,083,407
CAPITAL MARKETS (3.4%)
Bank of New York Mellon Corp. (The)	3,500	152,110
BlackRock, Inc.	500	334,590
Charles Schwab Corp. (The)	3,100	214,055
Goldman Sachs Group, Inc. (The)	800	266,712
Morgan Stanley	2,900	244,470
		1,211,937
CHEMICALS (2.3%)
Dow, Inc.	4,100	218,161
	Shares	Value
DuPont de Nemours, Inc.	2,400	$146,952
Linde PLC	1,500	453,000
		818,113
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.	8,800	399,256
CONSUMER FINANCE (1.1%)
American Express Co.	1,300	200,226
Capital One Financial Corp.	1,600	175,728
		375,954
DIVERSIFIED FINANCIAL SERVICES (2.2%)
Berkshire Hathaway, Inc., Class B(a)	2,600	781,560
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	8,700	163,386
Verizon Communications, Inc.	6,500	300,235
		463,621
ELECTRIC UTILITIES (4.5%)
Duke Energy Corp.	3,100	340,783
Exelon Corp.	6,700	311,483
NextEra Energy, Inc.	4,700	397,103
Southern Co. (The)	6,800	522,852
		1,572,221
ELECTRICAL EQUIPMENT (0.8%)
Emerson Electric Co.	3,100	279,217
ENTERTAINMENT (1.7%)
Netflix, Inc.(a)	1,200	269,880
Walt Disney Co. (The)(a)	3,000	318,300
		588,180
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.7%)
American Tower Corp.	1,500	406,245
Simon Property Group, Inc.	1,800	195,552
		601,797
FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.	900	487,170
Walgreens Boots Alliance, Inc.	1,700	67,354
Walmart, Inc.	2,400	316,920
		871,444

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
FOOD PRODUCTS (1.0%)
Kraft Heinz Co. (The)	1,800	$66,294
Mondelez International, Inc., Class A	4,200	268,968
		335,262
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Abbott Laboratories	4,100	446,244
Medtronic PLC	4,100	379,332
		825,576
HEALTH CARE PROVIDERS & SERVICES (1.0%)
CVS Health Corp.	3,500	334,880
HOTELS, RESTAURANTS & LEISURE (2.8%)
Booking Holdings, Inc.†(a)	100	193,569
McDonald's Corp.	1,800	474,066
Starbucks Corp.	3,700	313,686
		981,321
HOUSEHOLD PRODUCTS (2.5%)
Colgate-Palmolive Co.	4,000	314,960
Procter & Gamble Co. (The)	4,100	569,531
		884,491
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.	2,700	386,748
Honeywell International, Inc.	2,200	423,412
		810,160
INSURANCE (1.5%)
American International Group, Inc.	3,400	176,018
MetLife, Inc.	5,500	347,875
		523,893
INTERACTIVE MEDIA & SERVICES (5.7%)
Alphabet, Inc., Class A(a)	7,100	825,872
Alphabet, Inc., Class C†(a)	6,400	746,496
Meta Platforms, Inc., Class A(a)	2,800	445,480
		2,017,848
INTERNET & DIRECT MARKETING RETAIL (4.0%)
Amazon.com, Inc.(a)	10,500	1,416,975
IT SERVICES (5.5%)
Accenture PLC, Class A	1,700	520,642
International Business Machines Corp.	1,700	222,343
Mastercard, Inc., Class A	1,200	424,548
PayPal Holdings, Inc.(a)	2,600	224,978
Visa, Inc., Class A	2,500	530,275
		1,922,786
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES (1.7%)
Danaher Corp.	2,100	$612,087
MACHINERY (0.8%)
Caterpillar, Inc.	1,500	297,375
MEDIA (1.2%)
Charter Communications, Inc., Class A(a)	400	172,840
Comcast Corp., Class A	6,400	240,128
		412,968
MULTILINE RETAIL (0.5%)
Target Corp.	1,100	179,718
OIL, GAS & CONSUMABLE FUELS (4.1%)
Chevron Corp.	3,000	491,340
ConocoPhillips	3,300	321,519
Exxon Mobil Corp.	6,500	630,045
		1,442,904
PHARMACEUTICALS (1.4%)
Eli Lilly & Co.	1,500	494,535
ROAD & RAIL (1.0%)
Union Pacific Corp.	1,600	363,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Broadcom, Inc.	900	481,932
Intel Corp.	5,900	214,229
NVIDIA Corp.	3,800	690,194
QUALCOMM, Inc.	1,900	275,614
Texas Instruments, Inc.	2,500	447,225
		2,109,194
SOFTWARE (8.3%)
Adobe, Inc.(a)	1,400	574,168
Microsoft Corp.	6,200	1,740,588
Oracle Corp.	2,800	217,952
Salesforce, Inc.(a)	2,000	368,040
		2,900,748
SPECIALTY RETAIL (2.3%)
Home Depot, Inc. (The)	1,600	481,504
Lowe’s Cos., Inc.	1,700	325,601
		807,105
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (5.3%)
Apple, Inc.	11,400	1,852,614

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
NIKE, Inc., Class B	2,700	$310,284
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
T-Mobile U.S., Inc.(a)	2,600	371,956
TOTAL COMMON STOCKS (COST $38,104,939)		36,654,032
MONEY MARKET FUND (0.7%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	248,177	248,177
TOTAL MONEY MARKET FUND (COST $248,177)		248,177
TOTAL INVESTMENTS (COST $38,353,116) 105.0%		36,902,209

Value
WRITTEN CALL OPTIONS -5.1% (PREMIUMS RECEIVED $(785,004))	$(1,785,692)
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	40,324
NET ASSETS 100.0%	$35,156,841
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2022 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	25	$(350,000)	$140.00	10/21/22	$(19,125)
Abbott Laboratories	Call	35	(385,000)	110.00	8/19/22	(5,775)
AbbVie, Inc.	Call	25	(362,500)	145.00	8/19/22	(7,500)
Accenture PLC, Class A	Call	15	(427,500)	285.00	8/19/22	(34,350)
Adobe, Inc.	Call	10	(390,000)	390.00	8/19/22	(26,250)
Alphabet, Inc., Class A	Call	20	(237,000)	118.50	8/19/22	(4,300)
Amazon.com, Inc.	Call	85	(1,020,000)	120.00	8/19/22	(135,660)
American Express Co.	Call	10	(150,000)	150.00	9/16/22	(9,370)
American International Group, Inc.	Call	30	(165,000)	55.00	9/16/22	(3,600)
American Tower Corp.	Call	10	(260,000)	260.00	8/19/22	(14,000)
Amgen, Inc.	Call	10	(250,000)	250.00	8/19/22	(4,900)
Apple, Inc.	Call	100	(1,450,000)	145.00	8/19/22	(179,600)
AT&T, Inc.	Call	80	(160,000)	20.00	11/18/22	(3,280)
Bank of America Corp.	Call	100	(340,000)	34.00	10/21/22	(18,600)
Bank of New York Mellon Corp. (The)	Call	25	(112,500)	45.00	9/16/22	(2,550)
Berkshire Hathaway, Inc., Class B	Call	20	(580,000)	290.00	9/16/22	(34,800)
BlackRock, Inc.	Call	3	(189,000)	630.00	8/19/22	(14,025)
Boeing Co. (The)	Call	10	(140,000)	140.00	8/19/22	(20,780)
Broadcom, Inc.	Call	5	(260,000)	520.00	9/16/22	(16,500)
Capital One Financial Corp.	Call	10	(120,000)	120.00	9/16/22	(1,750)
Caterpillar, Inc.	Call	10	(195,000)	195.00	9/16/22	(12,150)
Charles Schwab Corp. (The)	Call	25	(162,500)	65.00	9/16/22	(14,375)
Charter Communications, Inc., Class A	Call	3	(141,000)	470.00	8/19/22	(848)
Chevron Corp.	Call	25	(375,000)	150.00	8/19/22	(36,800)
Cisco Systems, Inc.	Call	80	(360,000)	45.00	8/19/22	(14,000)
Citigroup, Inc.	Call	25	(125,000)	50.00	10/21/22	(10,825)
Coca-Cola Co. (The)	Call	90	(562,500)	62.50	9/16/22	(25,650)
Colgate-Palmolive Co.	Call	30	(232,650)	77.55	8/19/22	(6,960)
Comcast Corp., Class A	Call	55	(233,750)	42.50	9/16/22	(1,320)
ConocoPhillips	Call	25	(243,750)	97.50	9/16/22	(14,275)
Costco Wholesale Corp.	Call	8	(448,000)	560.00	10/21/22	(15,680)
CVS Health Corp.	Call	35	(332,500)	95.00	8/19/22	(11,165)
Danaher Corp.	Call	15	(405,000)	270.00	9/16/22	(40,350)
Dow, Inc.	Call	35	(183,750)	52.50	9/16/22	(8,593)
Duke Energy Corp.	Call	25	(262,500)	105.00	10/21/22	(18,000)
DuPont de Nemours, Inc.	Call	20	(120,000)	60.00	10/21/22	(9,200)
Eli Lilly & Co.	Call	10	(330,000)	330.00	10/21/22	(20,350)
Emerson Electric Co.	Call	25	(206,250)	82.50	9/16/22	(21,625)
Exelon Corp.	Call	60	(270,000)	45.00	10/21/22	(17,100)
Exxon Mobil Corp.	Call	55	(508,750)	92.50	9/16/22	(37,400)
FedEx Corp.	Call	5	(115,000)	230.00	9/16/22	(5,725)
Ford Motor Co.	Call	60	(78,000)	13.00	9/16/22	(11,460)
General Dynamics Corp.	Call	10	(220,000)	220.00	8/19/22	(9,280)
General Motors Co.	Call	30	(108,000)	36.00	9/16/22	(6,720)
Gilead Sciences, Inc.	Call	35	(227,500)	65.00	11/18/22	(3,885)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	6	$(186,000)	$310.00	9/16/22	$(16,974)
Home Depot, Inc. (The)	Call	10	(290,000)	290.00	9/16/22	(18,650)
Honeywell International, Inc.	Call	15	(262,500)	175.00	8/19/22	(27,300)
Intel Corp.	Call	50	(200,000)	40.00	10/21/22	(3,950)
International Business Machines Corp.	Call	10	(130,000)	130.00	9/16/22	(3,400)
JPMorgan Chase & Co.	Call	35	(420,000)	120.00	9/16/22	(8,015)
Kraft Heinz Co. (The)	Call	10	(40,000)	40.00	10/21/22	(510)
Linde PLC	Call	10	(300,000)	300.00	10/21/22	(16,300)
Lockheed Martin Corp.	Call	5	(207,500)	415.00	9/16/22	(6,400)
Lowe’s Cos., Inc.	Call	15	(285,000)	190.00	8/19/22	(11,700)
Mastercard, Inc., Class A	Call	10	(340,000)	340.00	9/16/22	(23,900)
McDonald's Corp.	Call	15	(375,000)	250.00	8/19/22	(22,350)
Medtronic PLC	Call	35	(332,500)	95.00	9/16/22	(7,770)
Meta Platforms, Inc., Class A	Call	20	(360,000)	180.00	8/19/22	(1,740)
MetLife, Inc.	Call	45	(281,250)	62.50	9/16/22	(12,465)
Microsoft Corp.	Call	55	(1,457,500)	265.00	9/16/22	(115,225)
Mondelez International, Inc., Class A	Call	35	(218,750)	62.50	9/16/22	(10,500)
Morgan Stanley	Call	25	(206,250)	82.50	10/21/22	(15,200)
Netflix, Inc.	Call	10	(200,000)	200.00	8/19/22	(27,340)
NextEra Energy, Inc.	Call	40	(320,000)	80.00	9/16/22	(24,000)
NIKE, Inc., Class B	Call	25	(275,000)	110.00	9/16/22	(20,625)
NVIDIA Corp.	Call	30	(495,000)	165.00	8/19/22	(59,250)
Oracle Corp.	Call	25	(187,500)	75.00	9/16/22	(12,875)
PayPal Holdings, Inc.	Call	20	(165,000)	82.50	9/16/22	(19,200)
PepsiCo, Inc.	Call	25	(412,500)	165.00	10/21/22	(32,687)
Procter & Gamble Co. (The)	Call	35	(507,500)	145.00	10/21/22	(12,250)
QUALCOMM, Inc.	Call	15	(255,000)	170.00	9/16/22	(1,170)
Raytheon Technologies Corp.	Call	30	(300,000)	100.00	11/18/22	(7,770)
Salesforce, Inc.	Call	15	(270,000)	180.00	8/19/22	(13,155)
Simon Property Group, Inc.	Call	15	(157,500)	105.00	8/19/22	(9,000)
Southern Co. (The)	Call	60	(420,000)	70.00	8/19/22	(41,520)
Starbucks Corp.	Call	30	(255,000)	85.00	10/21/22	(16,050)
Target Corp.	Call	10	(155,000)	155.00	9/16/22	(14,150)
Tesla, Inc.	Call	6	(450,000)	750.00	8/19/22	(88,800)
Texas Instruments, Inc.	Call	20	(330,000)	165.00	8/19/22	(29,980)
T-Mobile U.S., Inc.	Call	20	(290,000)	145.00	11/18/22	(17,200)
U.S. Bancorp	Call	35	(166,250)	47.50	9/16/22	(5,950)
Union Pacific Corp.	Call	10	(220,000)	220.00	9/16/22	(11,600)
United Parcel Service, Inc., Class B	Call	10	(195,000)	195.00	10/21/22	(8,850)
Verizon Communications, Inc.	Call	50	(225,000)	45.00	10/21/22	(12,100)
Visa, Inc., Class A	Call	20	(420,000)	210.00	8/19/22	(12,700)
Walgreens Boots Alliance, Inc.	Call	10	(40,000)	40.00	10/21/22	(1,800)
Walmart, Inc.	Call	20	(260,000)	130.00	9/16/22	(11,320)
Walt Disney Co. (The)	Call	20	(200,000)	100.00	8/19/22	(15,700)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	45	$(202,500)	$45.00	9/16/22	$(5,850)
Total (Premiums received $785,004)						$(1,785,692)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent^,*
Equity Real Estate Investment Trusts	5.3%
Health Care Providers & Services	5.1
Software	3.9
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	3.6
Consumer Finance	3.4
Technology Hardware, Storage & Peripherals	3.3
Insurance	2.9
Diversified Consumer Services	2.5
IT Services	2.4
Air Freight & Logistics	2.3
Real Estate Management & Development	2.2
Professional Services	2.2
Capital Markets	1.7
Building Products	1.7
Road & Rail	1.5
Auto Components	1.0
Multiline Retail	1.0
Electric Utilities	0.7
Automobiles	0.7
Distributors	0.6
Communications Equipment	0.6
Diversified Telecommunication Services	0.6
Biotechnology	0.4
Food & Staples Retailing	0.4
Food Products	0.3
Construction & Engineering	0.3
Electronic Equipment, Instruments & Components	0.1
Trading Companies & Distributors	0.1
Containers & Packaging	0.0**
Industry Diversification	Percent^,*
Oil, Gas & Consumable Fuels	(0.1)%
Commercial Services & Supplies	(0.1)
Leisure Products	(0.1)
Media	(0.2)
Semiconductors & Semiconductor Equipment	(0.3)
Multi-Utilities	(0.5)
Mortgage Real Estate Investment Trusts	(0.5)
Water Utilities	(0.6)
Gas Utilities	(0.7)
Household Products	(0.8)
Independent Power and Renewable Electricity Producers	(0.8)
Internet & Direct Marketing Retail	(0.9)
Life Sciences Tools & Services	(0.9)
Beverages	(1.0)
Health Care Technology	(1.0)
Health Care Equipment & Supplies	(1.1)
Banks	(1.1)
Entertainment	(1.2)
Airlines	(1.2)
Machinery	(1.7)
Pharmaceuticals	(1.8)
Electrical Equipment	(2.0)
Thrifts & Mortgage Finance	(2.0)
Interactive Media & Services	(2.1)
Aerospace & Defense	(2.4)
Chemicals	(2.8)
Hotels, Restaurants & Leisure	(3.8)
Total Investments	22.9%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of July 31, 2022.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS (86.2%)
AEROSPACE & DEFENSE (1.0%)
Huntington Ingalls Industries, Inc.	200	$43,368
Lockheed Martin Corp.	800	331,048
		374,416
AIR FREIGHT & LOGISTICS (2.3%)
C.H. Robinson Worldwide, Inc.(a)	4,500	498,150
Expeditors International of Washington, Inc.(a)	3,600	382,500
		880,650
AUTO COMPONENTS (1.0%)
BorgWarner, Inc.(a)	9,700	373,062
AUTOMOBILES (0.7%)
Harley-Davidson, Inc.(a)	7,400	279,794
BANKS (0.7%)
Regions Financial Corp.(a)	13,200	279,576
BIOTECHNOLOGY (1.5%)
Biogen, Inc.(a)(b)	1,400	301,084
Gilead Sciences, Inc.(a)	4,500	268,875
		569,959
BUILDING PRODUCTS (2.3%)
Carrier Global Corp.	9,700	393,141
Owens Corning(a)	5,100	472,974
		866,115
CAPITAL MARKETS (1.7%)
Ameriprise Financial, Inc.(a)	1,900	512,848
Bank of New York Mellon Corp. (The)(a)	3,100	134,726
		647,574
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Waste Management, Inc.	2,100	345,576
COMMUNICATIONS EQUIPMENT (0.8%)
Lumentum Holdings, Inc.(a)(b)	3,200	289,472
CONSTRUCTION & ENGINEERING (1.0%)
AECOM	5,000	360,000
CONSUMER FINANCE (3.5%)
American Express Co.(a)	3,200	492,864
Discover Financial Services	4,600	464,600
Synchrony Financial	11,200	374,976
		1,332,440
	Shares	Value
CONTAINERS & PACKAGING (0.6%)
Westrock Co.	5,200	$220,272
DISTRIBUTORS (0.6%)
Genuine Parts Co.(a)	1,500	229,305
DIVERSIFIED CONSUMER SERVICES (2.9%)
Grand Canyon Education, Inc.(a)(b)	4,800	461,136
H&R Block, Inc.	12,100	483,516
Service Corp. International	2,100	156,366
		1,101,018
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Lumen Technologies, Inc.(a)	22,100	240,669
ELECTRIC UTILITIES (0.7%)
Exelon Corp.	5,800	269,642
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Jabil, Inc.(a)	3,500	207,690
EQUITY REAL ESTATE INVESTMENT TRUSTS (5.3%)
American Tower Corp.	1,800	487,494
Brixmor Property Group, Inc.(a)	11,100	257,298
Iron Mountain, Inc.(a)	4,600	223,054
Prologis, Inc.(a)	2,800	371,168
SBA Communications Corp.	600	201,474
Simon Property Group, Inc.(a)	1,000	108,640
Weyerhaeuser Co.(a)	9,700	352,304
		2,001,432
FOOD & STAPLES RETAILING (1.1%)
Kroger Co. (The)(a)	5,600	260,064
Walgreens Boots Alliance, Inc.(a)	3,400	134,708
		394,772
FOOD PRODUCTS (0.8%)
General Mills, Inc.(a)	4,100	306,639
HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Hologic, Inc.(a)(b)	6,300	449,694
HEALTH CARE PROVIDERS & SERVICES (6.8%)
AmerisourceBergen Corp.(a)	1,700	248,081
Cardinal Health, Inc.(a)	2,300	136,988
Cigna Corp.(a)	1,100	302,896
CVS Health Corp.(a)	2,700	258,336
Elevance Health, Inc.	900	429,390

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Henry Schein, Inc.(a)(b)	5,800	$457,214
Laboratory Corporation of America Holdings(a)	1,100	288,409
McKesson Corp.(a)	700	239,106
Quest Diagnostics, Inc.(a)	1,600	218,512
		2,578,932
HOUSEHOLD PRODUCTS (0.8%)
Church & Dwight Co., Inc.	3,400	299,098
INSURANCE (3.9%)
Aflac, Inc.(a)	4,800	275,040
Allstate Corp. (The)(a)	2,100	245,637
Chubb Ltd.	2,300	433,872
Hartford Financial Services Group, Inc. (The)(a)	4,000	257,880
MetLife, Inc.(a)	4,300	271,975
		1,484,404
IT SERVICES (5.7%)
Gartner, Inc.(a)(b)	1,300	345,124
GoDaddy, Inc., Class A(b)	5,100	378,318
Mastercard, Inc., Class A(a)	1,300	459,927
Paychex, Inc.(a)	2,100	269,388
Visa, Inc., Class A(a)	2,200	466,642
Western Union Co. (The)(a)	12,600	214,452
		2,133,851
MEDIA (0.7%)
Interpublic Group of Cos., Inc. (The)(a)	8,300	247,921
MULTILINE RETAIL (1.7%)
Kohl's Corp.(a)	5,200	151,528
Nordstrom, Inc.	20,500	481,955
		633,483
OIL, GAS & CONSUMABLE FUELS (1.0%)
Kinder Morgan, Inc.(a)	13,700	246,463
Phillips 66(a)	1,500	133,500
		379,963
PROFESSIONAL SERVICES (2.8%)
Booz Allen Hamilton Holding Corp.	1,400	134,372
Jacobs Engineering Group, Inc.	2,800	384,440
ManpowerGroup, Inc.(a)	3,100	243,071
Robert Half International, Inc.(a)	3,700	292,818
		1,054,701
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.2%)
CBRE Group, Inc., Class A(a)(b)	5,400	$462,348
Jones Lang LaSalle, Inc.(a)(b)	1,900	362,273
		824,621
ROAD & RAIL (2.6%)
CSX Corp.(a)	15,400	497,882
Landstar System, Inc.(a)	3,100	485,398
		983,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Applied Materials, Inc.	600	63,588
Cirrus Logic, Inc.(b)	3,900	333,294
Intel Corp.(a)	6,000	217,860
Micron Technology, Inc.(a)	2,900	179,394
QUALCOMM, Inc.(a)	2,600	377,156
		1,171,292
SOFTWARE (10.0%)
Cadence Design Systems, Inc.(a)(b)	2,600	483,808
Citrix Systems, Inc.	3,300	334,653
Dolby Laboratories, Inc., Class A(a)	3,500	270,900
Dropbox, Inc., Class A(a)(b)	20,100	457,074
Fair Isaac Corp.(a)(b)	400	184,812
Microsoft Corp.(a)	1,200	336,888
NortonLifeLock, Inc.	12,200	299,266
Synopsys, Inc.(a)(b)	1,400	514,500
Teradata Corp.(a)(b)	12,000	459,480
VMware, Inc., Class A(a)	3,700	429,940
		3,771,321
SPECIALTY RETAIL (4.9%)
AutoZone, Inc.(a)(b)	200	427,478
Home Depot, Inc. (The)(a)	1,000	300,940
Lowe’s Cos., Inc.(a)	1,500	287,295
TJX Cos., Inc. (The)	4,600	281,336
Tractor Supply Co.	400	76,592
Ulta Beauty, Inc.(a)(b)	1,200	466,692
		1,840,333
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.3%)
Dell Technologies, Inc., Class C(a)	5,800	261,348
Hewlett Packard Enterprise Co.(a)	14,200	202,208
HP, Inc.	7,500	250,425

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
NetApp, Inc.(a)	4,000	$285,320
Xerox Holdings Corp.(a)	13,900	238,107
		1,237,408
TEXTILES, APPAREL & LUXURY GOODS (4.2%)
Columbia Sportswear Co.(a)	2,700	199,827
PVH Corp.	7,100	439,632
Ralph Lauren Corp.(a)	4,900	483,287
Tapestry, Inc.(a)	13,300	447,279
		1,570,025
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Univar Solutions, Inc.(a)(b)	9,400	254,176
TOTAL COMMON STOCKS (COST $32,934,359)		32,484,576
TOTAL INVESTMENTS (COST $32,934,359) 86.2%		32,484,576

COMMON STOCKS SOLD SHORT ((63.3)%)
AEROSPACE & DEFENSE (3.4%)
Boeing Co. (The) (b)	(2,500)	(398,275)
Huntington Ingalls Industries, Inc.	(200)	(43,368)
Mercury Systems, Inc. (b)	(3,800)	(224,238)
Spirit AeroSystems Holdings, Inc., Class A	(10,700)	(351,174)
TransDigm Group, Inc. (b)	(400)	(248,936)
		(1,265,991)
AIRLINES (1.2%)
JetBlue Airways Corp. (b)	(14,900)	(125,458)
United Airlines Holdings, Inc. (b)	(8,900)	(327,075)
		(452,533)
BANKS (1.8%)
First Citizens BancShares, Inc., Class A	(500)	(378,340)
Signature Bank	(1,700)	(315,469)
		(693,809)
BEVERAGES (1.0%)
Boston Beer Co., Inc. (The), Class A(b)	(1,000)	(380,430)
BIOTECHNOLOGY (1.1%)
Alnylam Pharmaceuticals, Inc. (b)	(2,000)	(284,080)
Novavax, Inc. (b)	(2,100)	(114,471)
		(398,551)
BUILDING PRODUCTS (0.6%)
Advanced Drainage Systems, Inc.	(2,000)	(237,200)
	Shares	Value
CHEMICALS (2.8%)
Albemarle Corp.	(900)	$(219,879)
Diversey Holdings Ltd. (b)	(26,500)	(198,485)
RPM International, Inc.	(2,700)	(244,080)
Scotts Miracle-Gro Co. (The)	(4,400)	(391,380)
		(1,053,824)
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Stericycle, Inc.(b)	(8,200)	(384,334)
COMMUNICATIONS EQUIPMENT (0.2%)
ViaSat, Inc.(b)	(2,200)	(72,446)
CONSTRUCTION & ENGINEERING (0.7%)
Valmont Industries, Inc.	(900)	(244,332)
CONSUMER FINANCE (0.1%)
Upstart Holdings, Inc.(b)	(1,700)	(41,361)
CONTAINERS & PACKAGING (0.6%)
Westrock Co.	(5,200)	(220,272)
DIVERSIFIED CONSUMER SERVICES (0.4%)
Mister Car Wash, Inc.(b)	(12,400)	(143,840)
ELECTRICAL EQUIPMENT (2.0%)
Generac Holdings, Inc. (b)	(600)	(160,980)
Plug Power, Inc. (b)	(7,900)	(168,586)
Shoals Technologies Group, Inc., Class A (b)	(12,400)	(293,012)
Vertiv Holdings Co.	(13,100)	(149,602)
		(772,180)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Teledyne Technologies, Inc.(b)	(500)	(195,700)
ENTERTAINMENT (1.2%)
Madison Square Garden Sports Corp. (b)	(2,400)	(369,072)
Roku, Inc. (b)	(1,400)	(91,728)
		(460,800)
FOOD & STAPLES RETAILING (0.7%)
Grocery Outlet Holding Corp.(b)	(6,500)	(277,680)
FOOD PRODUCTS (0.5%)
Seaboard Corp.	(50)	(203,032)
GAS UTILITIES (0.7%)
Atmos Energy Corp.	(2,100)	(254,919)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Enovis Corp. (b)	(700)	$(41,804)
Masimo Corp. (b)	(900)	(130,122)
Novocure Ltd. (b)	(700)	(47,593)
STERIS PLC	(1,100)	(248,215)
Stryker Corp.	(900)	(193,275)
Zimmer Holdings, Inc.	(1,700)	(187,663)
		(848,672)
HEALTH CARE PROVIDERS & SERVICES (1.7%)
agilon health, Inc. (b)	(14,200)	(355,426)
Guardant Health, Inc. (b)	(3,400)	(170,578)
Oak Street Health, Inc. (b)	(1,500)	(43,425)
Universal Health Services, Inc., Class B	(500)	(56,235)
		(625,664)
HEALTH CARE TECHNOLOGY (1.0%)
Certara, Inc.(b)	(16,700)	(383,933)
HOTELS, RESTAURANTS & LEISURE (3.8%)
Aramark	(6,900)	(230,460)
Domino's Pizza, Inc.	(200)	(78,422)
DraftKings, Inc., Class A (b)	(3,800)	(52,174)
Las Vegas Sands Corp. (b)	(3,900)	(146,991)
Norwegian Cruise Line Holdings Ltd. (b)	(13,900)	(168,885)
Penn National Gaming, Inc. (b)	(7,200)	(248,760)
Royal Caribbean Cruises Ltd. (b)	(3,000)	(116,130)
Wynn Resorts Ltd. (b)	(6,000)	(380,880)
		(1,422,702)
HOUSEHOLD PRODUCTS (1.6%)
Reynolds Consumer Products, Inc.	(8,400)	(244,104)
Spectrum Brands Holdings, Inc.	(5,300)	(368,562)
		(612,666)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.8%)
Brookfield Renewable Corp., Class A	(8,100)	(316,872)
INSURANCE (1.0%)
GoHealth, Inc., Class A (b)	(74,400)	(40,913)
Kemper Corp.	(7,500)	(351,000)
		(391,913)
INTERACTIVE MEDIA & SERVICES (2.1%)
IAC/InterActiveCorp (b)	(2,800)	(191,800)
TripAdvisor, Inc. (b)	(9,500)	(180,595)
Twitter, Inc. (b)	(7,700)	(320,397)
Vimeo, Inc. (b)	(16,700)	(92,852)
		(785,644)
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (0.9%)
Amazon.com, Inc. (b)	(1,000)	$(134,950)
Wayfair, Inc., Class A (b)	(3,800)	(204,858)
		(339,808)
IT SERVICES (3.3%)
Cloudflare, Inc., Class A (b)	(4,100)	(206,312)
Fastly, Inc., Class A (b)	(5,800)	(65,946)
Kyndryl Holdings, Inc. (b)	(32,100)	(336,087)
Sabre Corp. (b)	(30,400)	(186,960)
Shift4 Payments, Inc., Class A (b)	(5,100)	(185,793)
Toast, Inc., Class A (b)	(16,100)	(257,278)
		(1,238,376)
LEISURE PRODUCTS (0.1%)
Peloton Interactive, Inc., Class A(b)	(2,300)	(21,827)
LIFE SCIENCES TOOLS & SERVICES (0.9%)
Maravai LifeSciences Holdings, Inc., Class A (b)	(5,400)	(140,886)
Sotera Health Co. (b)	(9,400)	(180,480)
		(321,366)
MACHINERY (1.7%)
Graco, Inc.	(4,900)	(329,084)
ITT, Inc.	(4,300)	(322,629)
		(651,713)
MEDIA (0.9%)
Liberty Broadband Corp., Class A(b)	(3,200)	(345,376)
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.5%)
AGNC Investment Corp.	(15,800)	(199,238)
MULTILINE RETAIL (0.7%)
Ollie's Bargain Outlet Holdings, Inc.(b)	(4,500)	(265,275)
MULTI-UTILITIES (0.5%)
CenterPoint Energy, Inc.	(4,600)	(145,774)
Dominion Energy, Inc.	(500)	(40,990)
		(186,764)
OIL, GAS & CONSUMABLE FUELS (1.1%)
Enviva, Inc.	(300)	(20,889)
New Fortress Energy, Inc.	(7,800)	(381,966)
		(402,855)
PHARMACEUTICALS (1.8%)
Catalent, Inc. (b)	(2,700)	(305,370)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Elanco Animal Health, Inc. (b)	(8,000)	$(162,080)
Royalty Pharma PLC, Class A	(4,700)	(204,403)
		(671,853)
PROFESSIONAL SERVICES (0.6%)
Dun & Bradstreet Holdings, Inc.(b)	(14,000)	(220,640)
ROAD & RAIL (1.1%)
Lyft, Inc., Class A (b)	(20,700)	(286,902)
Uber Technologies, Inc. (b)	(5,000)	(117,250)
		(404,152)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Analog Devices, Inc.	(1,500)	(257,940)
Enphase Energy, Inc. (b)	(1,200)	(341,016)
Entegris, Inc.	(2,000)	(219,800)
Monolithic Power Systems, Inc.	(500)	(232,360)
Wolfspeed, Inc. (b)	(2,600)	(216,580)
		(1,267,696)
SOFTWARE (6.1%)
Alteryx, Inc., Class A (b)	(3,900)	(188,877)
C3.ai, Inc., Class A (b)	(10,700)	(196,987)
Ceridian HCM Holding, Inc. (b)	(2,100)	(115,017)
DoubleVerify Holdings, Inc. (b)	(6,800)	(155,924)
Duck Creek Technologies, Inc. (b)	(9,400)	(129,720)
Everbridge, Inc. (b)	(2,500)	(62,850)
Five9, Inc. (b)	(1,600)	(172,992)
Mandiant, Inc. (b)	(11,000)	(250,580)
Palantir Technologies, Inc., Class A (b)	(38,900)	(402,615)
Paycor HCM, Inc. (b)	(12,200)	(325,618)
Pegasystems, Inc.	(2,000)	(80,300)
Unity Software, Inc. (b)	(5,900)	(220,601)
		(2,302,081)
SPECIALTY RETAIL (1.1%)
Floor & Decor Holdings, Inc. (b)	(1,700)	(136,969)
	Shares	Value
GameStop Corp., Class A (b)	(5,600)	$(190,456)
Petco Health & Wellness Co., Inc. (b)	(5,100)	(70,992)
		(398,417)
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Skechers USA, Inc., Class A(b)	(6,200)	(235,352)
THRIFTS & MORTGAGE FINANCE (2.0%)
Rocket Cos., Inc., Class A	(25,800)	(245,616)
TFS Financial Corp.	(21,400)	(313,510)
UWM Holdings Corp.	(55,800)	(210,366)
		(769,492)
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Air Lease Corp.	(6,400)	(237,504)
WATER UTILITIES (0.6%)
American Water Works Co., Inc.	(1,200)	(186,528)
Essential Utilities, Inc.	(900)	(46,746)
		(233,274)
TOTAL COMMON STOCKS SOLD SHORT (COST $(27,417,401))		(23,854,359)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(27,417,401)) (63.3)%		(23,854,359)
OTHER ASSETS IN EXCESS OF LIABILITIES 77.1%		29,076,603
NET ASSETS 100.0%		$37,706,820

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	61.1%
Canada	18.1
Taiwan	3.5
Brazil	3.3
Japan	3.2
Republic of Korea (South)	2.6
Switzerland	2.5
Ireland (Republic of)	1.4
Sweden	1.4
Germany	1.3
China	1.3
Total Investments	99.7%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (96.0%)
AEROSPACE & DEFENSE (1.1%)
General Dynamics Corp.	14,530	$3,293,515
AIR FREIGHT & LOGISTICS (2.0%)
C.H. Robinson Worldwide, Inc.	51,990	5,755,293
BANKS (9.8%)
Bank of Nova Scotia (The)	59,580	3,631,401
Canadian Imperial Bank of Commerce	76,350	3,862,546
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	911,140	5,166,164
Mizuho Financial Group, Inc., ADR	1,796,640	4,383,802
Royal Bank of Canada	39,120	3,814,591
Toronto-Dominion Bank (The)	75,660	4,915,630
Woori Financial Group, Inc., Sponsored ADR	116,760	3,228,414
		29,002,548
BEVERAGES (2.0%)
Coca-Cola Co. (The)	92,560	5,939,575
BIOTECHNOLOGY (1.8%)
AbbVie, Inc.	37,300	5,352,923
CHEMICALS (1.0%)
Air Products and Chemicals, Inc.	12,210	3,030,888
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Ritchie Bros Auctioneers, Inc.	80,910	5,831,184
COMMUNICATIONS EQUIPMENT (2.9%)
Cisco Systems, Inc.	96,170	4,363,233
Telefonaktiebolaget LM Ericsson, Sponsored ADR	536,210	4,043,023
		8,406,256
DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
KT Corp., Sponsored ADR	298,930	4,304,592
Verizon Communications, Inc.	124,860	5,767,283
		10,071,875
ELECTRIC UTILITIES (2.8%)
Entergy Corp.	28,510	3,282,356
Fortis, Inc.	108,130	5,110,224
		8,392,580
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.0%)
Crown Castle International Corp.	26,610	4,807,362
Iron Mountain, Inc.	82,230	3,987,333
		8,794,695
	Shares	Value
FOOD PRODUCTS (2.9%)
General Mills, Inc.	43,990	$3,290,012
Kellogg Co.	72,300	5,344,416
		8,634,428
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Abbott Laboratories	45,270	4,927,187
Medtronic PLC	45,450	4,205,034
		9,132,221
HEALTH CARE PROVIDERS & SERVICES (7.6%)
Cigna Corp.	30,140	8,299,350
CVS Health Corp.	54,990	5,261,443
Encompass Health Corp.	51,140	2,588,707
Enhabit, Inc.(a)	25,570	447,731
Quest Diagnostics, Inc.	42,910	5,860,219
		22,457,450
HOTELS, RESTAURANTS & LEISURE (2.8%)
McDonald's Corp.	30,790	8,109,162
HOUSEHOLD DURABLES (2.4%)
Garmin Ltd.	30,730	2,999,862
Leggett & Platt, Inc.	50,720	2,010,541
Whirlpool Corp.	12,630	2,183,348
		7,193,751
HOUSEHOLD PRODUCTS (1.8%)
Kimberly-Clark Corp.	39,340	5,184,619
INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.	19,090	2,734,452
INSURANCE (2.7%)
China Life Insurance Co. Ltd., ADR	519,490	3,880,590
Sun Life Financial, Inc.	86,180	4,002,199
		7,882,789
IT SERVICES (5.0%)
Amdocs Ltd.	50,560	4,401,754
Cognizant Technology Solutions Corp., Class A	51,870	3,525,085
Paychex, Inc.	52,150	6,689,802
		14,616,641
MACHINERY (1.4%)
Snap-on, Inc.	18,160	4,068,748

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MEDIA (2.8%)
Nexstar Media Group, Inc., Class A	26,020	$4,901,388
Omnicom Group, Inc.	46,060	3,216,830
		8,118,218
METALS & MINING (3.3%)
Pan American Silver Corp.	176,400	3,586,212
Ternium SA, Sponsored ADR	78,400	2,777,712
Yamana Gold, Inc.	715,400	3,419,612
		9,783,536
OIL, GAS & CONSUMABLE FUELS (3.8%)
Canadian Natural Resources, Ltd.	91,960	5,076,192
Petroleo Brasileiro SA, Sponsored ADR	436,270	6,229,936
		11,306,128
PROFESSIONAL SERVICES (1.9%)
Thomson Reuters Corp.	48,640	5,461,299
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.4%)
ChipMOS Technologies, Inc., ADR	76,310	1,830,677
Intel Corp.	89,640	3,254,829
Silicon Motion Technology Corp. ADR	48,110	4,104,264
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	58,700	5,193,776
Texas Instruments, Inc.	39,790	7,118,033
United Microelectronics Corp., Sponsored ADR(a)	484,010	3,300,948
		24,802,527
SOFTWARE (2.9%)
Open Text Corp.	110,680	4,526,812
SAP SE, Sponsored ADR	42,170	3,930,666
		8,457,478
SPECIALTY RETAIL (4.9%)
Advance Auto Parts, Inc.	21,160	4,096,999
Best Buy Co., Inc.	21,560	1,659,905
Home Depot, Inc. (The)	13,580	4,086,765
Williams-Sonoma, Inc.	31,600	4,563,672
		14,407,341
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (5.6%)
HP, Inc.	189,310	$6,321,061
Logitech International SA	75,650	4,290,111
NetApp, Inc.	83,790	5,976,741
		16,587,913
TOTAL COMMON STOCKS (COST $268,494,338)		282,810,033
MONEY MARKET FUND (2.5%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	7,412,919	7,412,919
TOTAL MONEY MARKET FUND (COST $7,412,919)		7,412,919
PREFERRED STOCKS (1.2%)
ELECTRIC UTILITIES (1.2%)
Cia Energetica de Minas Gerais, Sponsored ADR, 2.24%(c)	1,646,610	3,655,474
TOTAL PREFERRED STOCKS (COST $3,129,521)		3,655,474
TOTAL INVESTMENTS (COST $279,036,778) 99.7%		293,878,426

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		751,554
NET ASSETS 100.0%		$294,629,980

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	29.1%
United Kingdom	14.2
United States	9.1
Taiwan	7.5
Netherlands	7.3
Japan	5.3
India	3.8
Brazil	3.4
Switzerland	3.3
France	2.1
Germany	2.1
Australia	1.9
Mexico	1.5
Republic of Korea (South)	1.5
Spain	1.3
Ireland (Republic of)	0.9
Jersey	0.8
China	0.7
Norway	0.7
Denmark	0.6
Chile	0.5
South Africa	0.5
Finland	0.4
Italy	0.4
Sweden	0.4
Indonesia	0.3
Colombia	0.1
Total Investments	99.7%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (96.8%)
AEROSPACE & DEFENSE (0.1%)
CAE, Inc.(a)	7,590	$200,983
AIR FREIGHT & LOGISTICS (0.3%)
ZTO Express Cayman, Inc., ADR	21,490	549,929
AIRLINES (0.1%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,928	286,744
AUTO COMPONENTS (0.3%)
Magna International, Inc., ADR	10,630	678,832
AUTOMOBILES (2.2%)
Ferrari N.V.	5,890	1,244,145
Honda Motor Co. Ltd., Sponsored ADR	55,620	1,430,547
NIO, Inc., ADR(a)	25,280	498,774
Stellantis N.V.	65,150	936,857
Tata Motors Ltd., Sponsored ADR(a)	11,270	321,420
		4,431,743
BANKS (17.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	753,004
Banco de Chile, ADR	9,259	175,366
Banco Santander Chile, ADR	6,164	96,405
Banco Santander SA, Sponsored ADR	411,595	1,016,640
Bank of Montreal	23,720	2,389,078
Bank of Nova Scotia (The)	43,780	2,668,391
Barclays PLC, Sponsored ADR	97,189	757,102
Canadian Imperial Bank of Commerce	33,910	1,715,507
HDFC Bank Ltd., ADR	54,670	3,433,276
HSBC Holdings PLC, Sponsored ADR	117,111	3,677,285
ICICI Bank Ltd., Sponsored ADR	73,040	1,517,771
ING Groep N.V., Sponsored ADR	103,570	1,007,736
KB Financial Group, Inc., ADR	28,090	1,041,577
Lloyds Banking Group PLC, ADR	425,905	941,250
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	320,870	1,819,333
Mizuho Financial Group, Inc., ADR	315,100	768,844
Natwest Group PLC, Sponsored ADR	67,028	416,914
Royal Bank of Canada	49,600	4,836,496
Shinhan Financial Group Co. Ltd., ADR	29,980	824,750
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	182,750	1,167,773
Toronto-Dominion Bank (The)	58,440	3,796,847
Woori Financial Group, Inc., Sponsored ADR	5,490	151,799
		34,973,144
	Shares	Value
BEVERAGES (0.5%)
Fomento Economico Mexicano SAB de CV, Sponsored ADR	17,230	$1,067,915
BIOTECHNOLOGY (1.2%)
Argenx SE, ADR(a)	2,630	957,872
BeiGene Ltd., ADR(a)	1,740	292,459
Genmab A/S, Sponsored ADR(a)	32,930	1,172,967
		2,423,298
CAPITAL MARKETS (1.5%)
Credit Suisse Group, Sponsored ADR	60,759	352,402
Deutsche Bank AG	52,930	461,020
Nomura Holdings, Inc., Sponsored ADR	85,620	327,925
UBS Group AG	109,380	1,776,331
		2,917,678
CHEMICALS (0.9%)
Nutrien Ltd.	17,273	1,479,605
Sasol Ltd., Sponsored ADR(a)	16,360	344,215
		1,823,820
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Waste Connections, Inc.	20,830	2,778,097
COMMUNICATIONS EQUIPMENT (0.8%)
Nokia Oyj, Sponsored ADR	167,640	868,375
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	830,079
		1,698,454
CONSTRUCTION MATERIALS (0.9%)
CEMEX SAB de CV, Sponsored ADR(a)	55,045	220,730
CRH PLC, Sponsored ADR	27,110	1,046,175
James Hardie Industries PLC, Sponsored ADR	17,870	443,891
		1,710,796
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	9,240	820,142
DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
BCE, Inc.	50,865	2,570,208
Chunghwa Telecom Co. Ltd., Sponsored ADR	41,505	1,667,256
Orange SA, Sponsored ADR	80,550	819,194
Telefonica SA, Sponsored ADR(a)	169,980	764,910
Telkom Indonesia Persero Tbk PT, ADR	24,450	696,825
TELUS Corp.	76,570	1,761,110
		8,279,503

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.1%)
Fortis, Inc.	44,240	$2,090,782
Korea Electric Power Corp., Sponsored ADR(a)	8,340	71,891
		2,162,673
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	63,290	1,922,117
ENTERTAINMENT (1.0%)
Bilibili, Inc., Sponsored ADR(a)	3,610	88,229
NetEase, Inc., ADR	20,585	1,913,993
		2,002,222
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	93,294
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Alcon, Inc.	26,430	2,063,919
Koninklijke Philips N.V., Sponsored NYS	34,065	706,508
Smith & Nephew PLC, Sponsored ADR	29,670	766,969
		3,537,396
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care AG & Co. KGaA, ADR	21,400	396,328
HOTELS, RESTAURANTS & LEISURE (0.8%)
H World Group Ltd., ADR	430	16,490
InterContinental Hotels Group PLC, ADR	8,773	529,100
Restaurant Brands International, Inc.	14,555	780,294
Trip.com Group Ltd., ADR(a)	9,500	244,910
		1,570,794
HOUSEHOLD DURABLES (1.6%)
Sony Group Corp., Sponsored ADR	37,770	3,225,180
INSURANCE (2.3%)
Aegon N.V., Sponsored NYS	40,717	179,155
China Life Insurance Co. Ltd., ADR	66,430	496,232
Manulife Financial Corp.	80,270	1,470,546
Prudential PLC, ADR	40,400	1,007,172
Sun Life Financial, Inc.	32,850	1,525,554
		4,678,659
INTERACTIVE MEDIA & SERVICES (0.9%)
Baidu, Inc., Sponsored ADR(a)	12,493	1,706,169
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (4.9%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	74,000	$6,613,380
JD.com, Inc., ADR	47,090	2,801,855
Pinduoduo, Inc., ADR(a)	7,460	365,615
		9,780,850
IT SERVICES (2.3%)
CGI, Inc.(a)	16,410	1,406,665
Infosys Ltd., Sponsored ADR	101,510	1,978,430
Pagseguro Digital Ltd., Class A(a)	3,280	35,588
Shopify, Inc., Class A(a)	25,900	902,097
StoneCo Ltd., Class A(a)	770	7,377
Wipro Ltd., ADR	71,143	377,058
		4,707,215
LIFE SCIENCES TOOLS & SERVICES (0.7%)
QIAGEN N.V.(a)	26,164	1,298,781
MACHINERY (0.2%)
CNH Industrial N.V.	29,960	387,083
Iveco Group N.V.(a)	5,992	36,457
		423,540
MEDIA (0.9%)
Grupo Televisa SAB, Sponsored ADR	23,020	180,016
Pearson PLC, Sponsored ADR	31,390	290,671
Shaw Communications, Inc., Class B	32,290	872,799
WPP PLC, Sponsored ADR	9,660	521,254
		1,864,740
METALS & MINING (7.0%)
Agnico Eagle Mines Ltd.	14,998	644,764
AngloGold Ashanti Ltd., Sponsored ADR	12,980	190,936
ArcelorMittal SA, Sponsored NYS	16,233	399,169
Barrick Gold Corp., ADR	61,623	969,946
BHP Group Ltd., Sponsored ADR	69,940	3,849,498
Franco Nevada Corp.	8,020	1,026,400
Gold Fields Ltd., Sponsored ADR	24,090	221,628
Kinross Gold Corp.	44,170	150,620
POSCO Holdings, Inc., Sponsored ADR	16,140	756,159
Rio Tinto PLC, Sponsored ADR	30,152	1,840,176
Sibanye Stillwater Ltd., ADR	17,340	172,360
Southern Copper Corp.	4,933	245,663
Teck Resources Ltd., Class B	12,873	378,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Vale SA, Sponsored ADR	191,700	$2,580,282
Wheaton Precious Metals Corp.	20,150	691,145
		14,117,083
MULTI-UTILITIES (1.6%)
Algonquin Power & Utilities Corp.	62,170	869,758
National Grid PLC, Sponsored ADR	32,819	2,284,531
		3,154,289
OIL, GAS & CONSUMABLE FUELS (13.2%)
BP PLC, Sponsored ADR	90,282	2,652,485
Cameco Corp.	8,320	214,406
Canadian Natural Resources, Ltd.	31,640	1,746,528
Cenovus Energy, Inc.	32,150	613,422
China Petroleum & Chemical Corp., ADR	11,766	552,178
Ecopetrol SA, Sponsored ADR	10,700	114,918
Enbridge, Inc.	71,560	3,215,191
Eni S.p.A., Sponsored ADR	35,040	841,661
Equinor ASA, Sponsored ADR	34,797	1,336,553
Imperial Oil Ltd.	8,160	391,517
Pembina Pipeline Corp.	18,680	713,202
PetroChina Co. Ltd., ADR	7,510	350,417
Petroleo Brasileiro SA, Sponsored ADR	94,420	1,348,318
Shell PLC, ADR	106,425	5,680,966
Suncor Energy, Inc.	39,088	1,326,647
TC Energy Corp.	36,400	1,940,848
TotalEnergies SE, Sponsored ADR	66,130	3,376,598
		26,415,855
PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR	23,870	223,185
PERSONAL PRODUCTS (2.3%)
Natura & Co. Holding SA, ADR	21,670	131,103
Unilever PLC, Sponsored ADR	90,924	4,424,362
		4,555,465
PHARMACEUTICALS (0.0%)
Bausch Health Cos., Inc.(a)	16,868	77,930
PROFESSIONAL SERVICES (1.9%)
RELX PLC, Sponsored ADR	74,273	2,192,539
Thomson Reuters Corp.	14,964	1,680,158
		3,872,697
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
FirstService Corp.	4,110	550,082
KE Holdings, Inc.(a)	7,900	111,469
		661,551
	Shares	Value
ROAD & RAIL (2.5%)
Canadian National Railway Co.	20,310	$2,572,871
Canadian Pacific Railway, Ltd.	30,640	2,416,577
		4,989,448
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.5%)
ASE Industrial Holding Co. Ltd., ADR	49,515	291,643
ASML Holding N.V., Sponsored NYS	11,797	6,776,669
STMicroelectronics N.V., Sponsored NYS	27,590	1,046,765
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	135,560	11,994,349
United Microelectronics Corp., Sponsored ADR(a)	150,450	1,026,069
		21,135,495
SOFTWARE (2.1%)
Open Text Corp.	24,030	982,827
SAP SE, Sponsored ADR	35,700	3,327,597
		4,310,424
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
Canon, Inc., Sponsored ADR	45,280	1,072,231
Logitech International SA	8,820	500,182
		1,572,413
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	9,810	287,629
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Ferguson PLC	8,580	1,081,766
TRANSPORTATION INFRASTRUCTURE (0.1%)
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,810	244,422
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
America Movil SAB de CV, Class L, Sponsored ADR	74,410	1,408,581
Rogers Communications, Inc., Class B	21,780	1,001,009
SK Telecom Co. Ltd., Sponsored ADR	9,150	209,810
Vodafone Group PLC, Sponsored ADR	74,399	1,098,129
		3,717,529
TOTAL COMMON STOCKS (COST $200,295,865)		194,428,217
MASTER LIMITED PARTNERSHIPS (0.6%)
MULTI-UTILITIES (0.6%)
Brookfield Infrastructure Partners LP	29,670	1,181,756
TOTAL MASTER LIMITED PARTNERSHIPS (COST $1,025,483)		1,181,756

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MONEY MARKET FUND (0.6%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	1,242,395	$1,242,395
TOTAL MONEY MARKET FUND (COST $1,242,395)		1,242,395
PREFERRED STOCKS (1.7%)
BANKS (0.6%)
Bancolombia SA, Sponsored ADR, 8.98%(c)	5,350	154,990
Itau Unibanco Holding SA, Sponsored ADR, 0.70%(c)	222,437	1,000,966
		1,155,956
CHEMICALS (0.3%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.64%(c)	7,650	752,530
METALS & MINING (0.1%)
Gerdau SA, Sponsored ADR, 3.33%(c)	36,060	170,203
OIL, GAS & CONSUMABLE FUELS (0.7%)
Petroleo Brasileiro SA, Sponsored ADR, 16.78%(c)	106,420	1,397,295
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
Brookfield Property Preferred LP, 6.25%(c)	448	9,283
TOTAL PREFERRED STOCKS (COST $3,053,396)		3,485,267
	Shares	Value
TOTAL INVESTMENTS (COST $205,617,139) 99.7%		$200,337,635

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		528,650
NET ASSETS 100.0%		$200,866,285

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	13.5%
Technology Hardware, Storage & Peripherals	9.2
Health Care Providers & Services	8.2
IT Services	7.2
Insurance	5.4
Equity Real Estate Investment Trusts	4.7
Semiconductors & Semiconductor Equipment	4.4
Specialty Retail	4.2
Consumer Finance	3.3
Beverages	3.1
Capital Markets	2.6
Interactive Media & Services	2.5
Road & Rail	2.2
Air Freight & Logistics	2.1
Communications Equipment	2.1
Internet & Direct Marketing Retail	2.1
Diversified Consumer Services	2.0
Real Estate Management & Development	1.8
Food & Staples Retailing	1.8
Biotechnology	1.5
Textiles, Apparel & Luxury Goods	1.5
Building Products	1.5
Industry Diversification	Percent*
Aerospace & Defense	1.3%
Food Products	1.1
Banks	1.1
Health Care Equipment & Supplies	1.0
Automobiles	1.0
Multiline Retail	0.9
Professional Services	0.9
Auto Components	0.8
Media	0.8
Commercial Services & Supplies	0.8
Thrifts & Mortgage Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.5
Oil, Gas & Consumable Fuels	0.4
Paper & Forest Products	0.4
Household Products	0.2
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS (100.0%)
AEROSPACE & DEFENSE (1.3%)
Lockheed Martin Corp.	2,300	$951,763
AIR FREIGHT & LOGISTICS (2.1%)
C.H. Robinson Worldwide, Inc.	6,900	763,830
Expeditors International of Washington, Inc.	7,300	775,625
		1,539,455
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.	14,600	561,516
AUTOMOBILES (1.0%)
Tesla, Inc.(a)	800	713,160
BANKS (1.1%)
Regions Financial Corp.	36,300	768,834
BEVERAGES (3.1%)
Coca-Cola Co. (The)	17,800	1,142,226
PepsiCo, Inc.	6,400	1,119,744
		2,261,970
BIOTECHNOLOGY (1.5%)
Biogen, Inc.(a)	1,100	236,566
Gilead Sciences, Inc.	14,400	860,400
		1,096,966
BUILDING PRODUCTS (1.5%)
Carrier Global Corp.	7,800	316,134
Owens Corning	8,200	760,468
		1,076,602
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.	2,900	782,768
Bank of New York Mellon Corp. (The)	14,700	638,862
Janus Henderson Group PLC	19,400	499,938
		1,921,568
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Waste Management, Inc.	3,500	575,960
COMMUNICATIONS EQUIPMENT (2.1%)
Cisco Systems, Inc.	19,900	902,863
Lumentum Holdings, Inc.(a)	7,100	642,266
		1,545,129
CONSUMER FINANCE (3.3%)
American Express Co.	6,100	939,522
	Shares	Value
Discover Financial Services	7,000	$707,000
Synchrony Financial	22,400	749,952
		2,396,474
DIVERSIFIED CONSUMER SERVICES (2.0%)
Grand Canyon Education, Inc.(a)	7,100	682,097
H&R Block, Inc.	20,200	807,192
		1,489,289
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Berkshire Hathaway, Inc., Class B(a)	1,200	360,720
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Lumen Technologies, Inc.	34,000	370,260
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Jabil, Inc.	9,100	539,994
EQUITY REAL ESTATE INVESTMENT TRUSTS (4.7%)
American Tower Corp.	3,700	1,002,071
Prologis, Inc.	6,900	914,664
SBA Communications Corp.	500	167,895
Simon Property Group, Inc.	5,400	586,656
Weyerhaeuser Co.	21,400	777,248
		3,448,534
FOOD & STAPLES RETAILING (1.8%)
Kroger Co. (The)	15,300	710,532
Walgreens Boots Alliance, Inc.	15,500	614,110
		1,324,642
FOOD PRODUCTS (1.1%)
General Mills, Inc.	10,900	815,211
HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hologic, Inc.(a)	10,100	720,938
HEALTH CARE PROVIDERS & SERVICES (8.2%)
AmerisourceBergen Corp.	5,000	729,650
Cardinal Health, Inc.	13,300	792,148
Cigna Corp.	3,200	881,152
CVS Health Corp.	9,300	889,824
Elevance Health, Inc.	1,900	906,490
Laboratory Corporation of America Holdings	2,700	707,913
McKesson Corp.	1,100	375,738
Quest Diagnostics, Inc.	5,000	682,850
		5,965,765

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
HOUSEHOLD PRODUCTS (0.2%)
Church & Dwight Co., Inc.	2,000	$175,940
INSURANCE (5.4%)
Aflac, Inc.	8,000	458,400
Chubb Ltd.	4,600	867,744
Hartford Financial Services Group, Inc. (The)	10,700	689,829
Marsh & McLennan Cos., Inc.	2,700	442,692
MetLife, Inc.	12,000	759,000
Prudential Financial, Inc.	7,600	759,924
		3,977,589
INTERACTIVE MEDIA & SERVICES (2.5%)
Alphabet, Inc., Class A(a)	16,000	1,861,120
INTERNET & DIRECT MARKETING RETAIL (2.1%)
Amazon.com, Inc.(a)	11,200	1,511,440
IT SERVICES (7.2%)
Cognizant Technology Solutions Corp., Class A	3,900	265,044
International Business Machines Corp.	6,700	876,293
Mastercard, Inc., Class A	3,800	1,344,402
Paychex, Inc.	5,400	692,712
Visa, Inc., Class A	6,400	1,357,504
Western Union Co. (The)	42,600	725,052
		5,261,007
MEDIA (0.8%)
Interpublic Group of Cos., Inc. (The)	20,400	609,348
MULTILINE RETAIL (0.9%)
Kohl's Corp.	14,900	434,186
Nordstrom, Inc.	8,800	206,888
		641,074
OIL, GAS & CONSUMABLE FUELS (0.4%)
Exxon Mobil Corp.	1,200	116,316
Ovintiv, Inc.	3,200	163,488
		279,804
PAPER & FOREST PRODUCTS (0.4%)
Louisiana-Pacific Corp.	4,900	311,787
PROFESSIONAL SERVICES (0.9%)
Robert Half International, Inc.	8,100	641,034
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.8%)
CBRE Group, Inc., Class A(a)	9,200	$787,704
Jones Lang LaSalle, Inc.(a)	2,900	552,943
		1,340,647
ROAD & RAIL (2.2%)
CSX Corp.	26,600	859,978
Landstar System, Inc.	4,600	720,268
		1,580,246
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
Applied Materials, Inc.	6,000	635,880
Cirrus Logic, Inc.(a)	7,700	658,042
Intel Corp.	26,500	962,215
NVIDIA Corp.	600	108,978
QUALCOMM, Inc.	5,700	826,842
		3,191,957
SOFTWARE (13.5%)
Cadence Design Systems, Inc.(a)	4,600	855,968
Dolby Laboratories, Inc., Class A	7,800	603,720
Dropbox, Inc., Class A(a)	31,500	716,310
Microsoft Corp.	16,300	4,576,062
NortonLifeLock, Inc.	31,500	772,695
Synopsys, Inc.(a)	2,400	882,000
Teradata Corp.(a)	18,800	719,852
VMware, Inc., Class A	6,500	755,300
		9,881,907
SPECIALTY RETAIL (4.2%)
AutoZone, Inc.(a)	400	854,956
Home Depot, Inc. (The)	1,000	300,940
Lowe’s Cos., Inc.	4,800	919,344
TJX Cos., Inc. (The)	3,900	238,524
Ulta Beauty, Inc.(a)	1,900	738,929
		3,052,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (9.2%)
Apple, Inc.	24,700	4,013,997
Dell Technologies, Inc., Class C	13,500	608,310
Hewlett Packard Enterprise Co.	48,100	684,944
HP, Inc.	23,300	777,987
NetApp, Inc.	8,900	634,837
		6,720,075

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Ralph Lauren Corp.	6,800	$670,684
Tapestry, Inc.	12,600	423,738
		1,094,422
THRIFTS & MORTGAGE FINANCE (0.7%)
MGIC Investment Corp.	38,600	545,804
TOTAL COMMON STOCKS (COST $78,003,942)		73,122,644
TOTAL INVESTMENTS (COST $78,003,942) 100.0%		73,122,644
	Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		$(1,995)
NET ASSETS 100.0%		$73,120,649

(a)	Represents non-income producing security.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	17.2%
Technology Hardware, Storage & Peripherals	14.6
IT Services	10.5
Equity Real Estate Investment Trusts	6.7
Specialty Retail	6.1
Health Care Providers & Services	5.7
Interactive Media & Services	5.0
Semiconductors & Semiconductor Equipment	5.0
Internet & Direct Marketing Retail	5.0
Consumer Finance	2.9
Automobiles	2.9
Air Freight & Logistics	2.1
Beverages	2.0
Chemicals	1.6
Aerospace & Defense	1.5
Textiles, Apparel & Luxury Goods	1.4
Capital Markets	1.2
Industry Diversification	Percent*
Real Estate Management & Development	1.1%
Diversified Consumer Services	1.1
Multiline Retail	1.0
Professional Services	0.9
Biotechnology	0.7
Road & Rail	0.7
Electronic Equipment, Instruments & Components	0.7
Building Products	0.7
Paper & Forest Products	0.6
Insurance	0.6
Food & Staples Retailing	0.3
Pharmaceuticals	0.2
Money Market Fund	0.1
Total Investments	100.1%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS (100.0%)
AEROSPACE & DEFENSE (1.5%)
Lockheed Martin Corp.	2,100	$869,001
AIR FREIGHT & LOGISTICS (2.1%)
C.H. Robinson Worldwide, Inc.	5,700	630,990
Expeditors International of Washington, Inc.	5,800	616,250
		1,247,240
AUTOMOBILES (2.9%)
Tesla, Inc.(a)	1,900	1,693,755
BEVERAGES (2.0%)
PepsiCo, Inc.	6,600	1,154,736
BIOTECHNOLOGY (0.7%)
AbbVie, Inc.	1,900	272,669
Amgen, Inc.	500	123,735
		396,404
BUILDING PRODUCTS (0.7%)
Carrier Global Corp.	10,600	429,618
CAPITAL MARKETS (1.2%)
Ameriprise Financial, Inc.	2,600	701,792
CHEMICALS (1.6%)
Dow, Inc.	9,400	500,174
Linde PLC	1,400	422,800
		922,974
CONSUMER FINANCE (2.9%)
American Express Co.	3,800	585,276
Discover Financial Services	5,400	545,400
Synchrony Financial	16,900	565,812
		1,696,488
DIVERSIFIED CONSUMER SERVICES (1.1%)
H&R Block, Inc.	15,600	623,376
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Jabil, Inc.	7,300	433,182
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.7%)
American Tower Corp.	3,400	920,822
Crown Castle International Corp.	4,500	812,970
Equinix, Inc.	700	492,618
	Shares	Value
Iron Mountain, Inc.	12,800	$620,672
SBA Communications Corp.	1,800	604,422
Simon Property Group, Inc.	4,300	467,152
		3,918,656
FOOD & STAPLES RETAILING (0.3%)
Costco Wholesale Corp.	300	162,390
HEALTH CARE PROVIDERS & SERVICES (5.7%)
AmerisourceBergen Corp.	4,400	642,092
Cardinal Health, Inc.	10,400	619,424
Cigna Corp.	2,300	633,328
DaVita, Inc.(a)	2,300	193,568
Elevance Health, Inc.	1,400	667,940
McKesson Corp.	1,800	614,844
		3,371,196
INSURANCE (0.6%)
Marsh & McLennan Cos., Inc.	2,100	344,316
INTERACTIVE MEDIA & SERVICES (5.0%)
Alphabet, Inc., Class A(a)	25,200	2,931,264
INTERNET & DIRECT MARKETING RETAIL (5.0%)
Amazon.com, Inc.(a)	22,000	2,968,900
IT SERVICES (10.5%)
Gartner, Inc.(a)	1,800	477,864
Genpact Ltd.	9,900	475,992
International Business Machines Corp.	6,300	823,977
Mastercard, Inc., Class A	4,200	1,485,918
Paychex, Inc.	5,200	667,056
Visa, Inc., Class A	7,700	1,633,247
Western Union Co. (The)	34,600	588,892
		6,152,946
MULTILINE RETAIL (1.0%)
Nordstrom, Inc.	25,800	606,558
PAPER & FOREST PRODUCTS (0.6%)
Louisiana-Pacific Corp.	5,800	369,054
PHARMACEUTICALS (0.2%)
Eli Lilly & Co.	400	131,876
PROFESSIONAL SERVICES (0.9%)
Robert Half International, Inc.	6,700	530,238

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
CBRE Group, Inc., Class A(a)	7,700	$659,274
ROAD & RAIL (0.7%)
Landstar System, Inc.	2,700	422,766
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Applied Materials, Inc.	4,500	476,910
Broadcom, Inc.	200	107,096
Micron Technology, Inc.	9,400	581,484
NVIDIA Corp.	4,000	726,520
QUALCOMM, Inc.	7,100	1,029,926
		2,921,936
SOFTWARE (17.2%)
Cadence Design Systems, Inc.(a)	4,100	762,928
Dropbox, Inc., Class A(a)	26,000	591,240
Fair Isaac Corp.(a)	1,100	508,233
Microsoft Corp.	20,900	5,867,466
NortonLifeLock, Inc.	24,500	600,985
Synopsys, Inc.(a)	1,700	624,750
Teradata Corp.(a)	15,300	585,837
VMware, Inc., Class A	5,200	604,240
		10,145,679
SPECIALTY RETAIL (6.1%)
AutoZone, Inc.(a)	200	427,478
Best Buy Co., Inc.	3,800	292,562
Home Depot, Inc. (The)	3,600	1,083,384
Lowe’s Cos., Inc.	3,800	727,814
Tractor Supply Co.	2,300	440,404
Ulta Beauty, Inc.(a)	1,600	622,256
		3,593,898
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (14.6%)
Apple, Inc.	42,300	$6,874,173
Dell Technologies, Inc., Class C	13,100	590,286
HP, Inc.	19,000	634,410
NetApp, Inc.	6,500	463,645
		8,562,514
TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Columbia Sportswear Co.	5,200	384,852
Tapestry, Inc.	13,200	443,916
		828,768
TOTAL COMMON STOCKS (COST $61,141,830)		58,790,795
MONEY MARKET FUND (0.1%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	66,207	66,207
TOTAL MONEY MARKET FUND (COST $66,207)		66,207
TOTAL INVESTMENTS (COST $61,208,037) 100.1%		58,857,002

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(61,381)
NET ASSETS 100.0%		$58,795,621

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Health Care Providers & Services	9.7%
Insurance	8.4
Oil, Gas & Consumable Fuels	7.3
Equity Real Estate Investment Trusts	6.9
Technology Hardware, Storage & Peripherals	5.2
Software	3.9
Capital Markets	3.8
IT Services	3.8
Biotechnology	3.6
Consumer Finance	3.4
Semiconductors & Semiconductor Equipment	3.1
Banks	3.0
Specialty Retail	2.8
Multiline Retail	2.5
Communications Equipment	2.4
Air Freight & Logistics	2.3
Real Estate Management & Development	2.2
Food & Staples Retailing	2.1
Diversified Telecommunication Services	2.0
Diversified Consumer Services	2.0
Diversified Financial Services	1.9
Pharmaceuticals	1.4
Industry Diversification	Percent*
Road & Rail	1.3%
Electric Utilities	1.3
Metals & Mining	1.3
Food Products	1.2
Beverages	1.2
Chemicals	1.2
Auto Components	1.1
Media	1.1
Building Products	1.1
Thrifts & Mortgage Finance	1.0
Textiles, Apparel & Luxury Goods	1.0
Aerospace & Defense	0.9
Professional Services	0.9
Electronic Equipment, Instruments & Components	0.8
Interactive Media & Services	0.6
Health Care Equipment & Supplies	0.2
Household Products	0.1
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS (100.0%)
AEROSPACE & DEFENSE (0.9%)
Lockheed Martin Corp.	1,300	$537,953
AIR FREIGHT & LOGISTICS (2.3%)
C.H. Robinson Worldwide, Inc.	5,900	653,130
Expeditors International of Washington, Inc.	6,000	637,500
United Parcel Service, Inc., Class B	500	97,445
		1,388,075
AUTO COMPONENTS (1.1%)
BorgWarner, Inc.	17,300	665,358
BANKS (3.0%)
Bank of America Corp.	5,100	172,431
JPMorgan Chase & Co.	4,400	507,584
Popular, Inc.	5,800	450,486
Regions Financial Corp.	33,200	703,176
		1,833,677
BEVERAGES (1.2%)
PepsiCo, Inc.	4,000	699,840
BIOTECHNOLOGY (3.6%)
Amgen, Inc.	2,700	668,169
Biogen, Inc.(a)	3,100	666,686
Gilead Sciences, Inc.	13,900	830,525
		2,165,380
BUILDING PRODUCTS (1.1%)
Owens Corning	6,900	639,906
CAPITAL MARKETS (3.8%)
Ameriprise Financial, Inc.	2,500	674,800
Bank of New York Mellon Corp. (The)	14,900	647,554
Goldman Sachs Group, Inc. (The)	2,800	933,492
		2,255,846
CHEMICALS (1.2%)
Dow, Inc.	13,900	739,619
COMMUNICATIONS EQUIPMENT (2.4%)
Cisco Systems, Inc.	26,900	1,220,453
Lumentum Holdings, Inc.(a)	2,400	217,104
		1,437,557
CONSUMER FINANCE (3.4%)
American Express Co.	4,400	677,688
	Shares	Value
Discover Financial Services	6,500	$656,500
Synchrony Financial	20,800	696,384
		2,030,572
DIVERSIFIED CONSUMER SERVICES (2.0%)
Grand Canyon Education, Inc.(a)	6,300	605,241
H&R Block, Inc.	15,500	619,380
		1,224,621
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Berkshire Hathaway, Inc., Class B(a)	3,900	1,172,340
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	30,800	578,424
Lumen Technologies, Inc.	39,600	431,244
Verizon Communications, Inc.	4,400	203,236
		1,212,904
ELECTRIC UTILITIES (1.3%)
Exelon Corp.	16,800	781,032
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Jabil, Inc.	8,000	474,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.9%)
American Tower Corp.	2,700	731,241
Iron Mountain, Inc.	11,000	533,390
Prologis, Inc.	6,900	914,664
SBA Communications Corp.	2,100	705,159
Simon Property Group, Inc.	5,100	554,064
Weyerhaeuser Co.	19,000	690,080
		4,128,598
FOOD & STAPLES RETAILING (2.1%)
Kroger Co. (The)	14,100	654,804
Walgreens Boots Alliance, Inc.	15,600	618,072
		1,272,876
FOOD PRODUCTS (1.2%)
General Mills, Inc.	10,000	747,900
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hologic, Inc.(a)	1,700	121,346
HEALTH CARE PROVIDERS & SERVICES (9.7%)
AmerisourceBergen Corp.	3,900	569,127
Cardinal Health, Inc.	10,400	619,424
Cigna Corp.	3,100	853,616

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
CVS Health Corp.	10,400	$995,072
Elevance Health, Inc.	1,700	811,070
Henry Schein, Inc.(a)	7,300	575,459
Laboratory Corporation of America Holdings	1,300	340,847
McKesson Corp.	1,300	444,054
Quest Diagnostics, Inc.	4,600	628,222
		5,836,891
HOUSEHOLD PRODUCTS (0.1%)
Procter & Gamble Co. (The)	600	83,346
INSURANCE (8.4%)
Aflac, Inc.	12,700	727,710
Allstate Corp. (The)	5,700	666,729
Chubb Ltd.	4,300	811,152
Hartford Financial Services Group, Inc. (The)	9,900	638,253
MetLife, Inc.	11,900	752,675
Prudential Financial, Inc.	7,400	739,926
Travelers Cos., Inc. (The)	4,400	698,280
		5,034,725
INTERACTIVE MEDIA & SERVICES (0.6%)
Meta Platforms, Inc., Class A(a)	2,300	365,930
IT SERVICES (3.8%)
Cognizant Technology Solutions Corp., Class A	10,100	686,396
International Business Machines Corp.	5,600	732,424
Paychex, Inc.	1,900	243,732
Western Union Co. (The)	35,900	611,018
		2,273,570
MEDIA (1.1%)
Interpublic Group of Cos., Inc. (The)	21,900	654,153
METALS & MINING (1.3%)
Newmont Corp.	1,700	76,976
Reliance Steel & Aluminum Co.	3,600	684,900
		761,876
MULTILINE RETAIL (2.5%)
Kohl's Corp.	13,100	381,734
Macy's, Inc.	32,900	580,685
Nordstrom, Inc.	24,100	566,591
		1,529,010
OIL, GAS & CONSUMABLE FUELS (7.3%)
Chevron Corp.	2,600	425,828
	Shares	Value
ConocoPhillips	11,100	$1,081,473
Exxon Mobil Corp.	7,300	707,589
Marathon Petroleum Corp.	8,900	815,774
Phillips 66	8,700	774,300
Valero Energy Corp.	5,400	598,158
		4,403,122
PHARMACEUTICALS (1.4%)
Eli Lilly & Co.	2,300	758,287
Organon & Co.	2,500	79,300
		837,587
PROFESSIONAL SERVICES (0.9%)
Robert Half International, Inc.	6,800	538,152
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.2%)
CBRE Group, Inc., Class A(a)	8,200	702,084
Jones Lang LaSalle, Inc.(a)	3,300	629,211
		1,331,295
ROAD & RAIL (1.3%)
CSX Corp.	23,900	772,687
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Intel Corp.	28,900	1,049,359
Micron Technology, Inc.	12,700	785,622
		1,834,981
SOFTWARE (3.9%)
NortonLifeLock, Inc.	24,200	593,626
Synopsys, Inc.(a)	1,800	661,500
Teradata Corp.(a)	11,900	455,651
VMware, Inc., Class A	5,500	639,100
		2,349,877
SPECIALTY RETAIL (2.8%)
AutoZone, Inc.(a)	300	641,217
Home Depot, Inc. (The)	3,400	1,023,196
		1,664,413
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (5.2%)
Dell Technologies, Inc., Class C	14,200	639,852
Hewlett Packard Enterprise Co.	48,500	690,640
HP, Inc.	19,800	661,122
Western Digital Corp.(a)	10,500	515,550
Xerox Holdings Corp.	35,800	613,254
		3,120,418

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Ralph Lauren Corp.	5,900	$581,917
THRIFTS & MORTGAGE FINANCE (1.0%)
MGIC Investment Corp.	44,100	623,574
TOTAL COMMON STOCKS (COST $62,829,981)		60,127,644
TOTAL INVESTMENTS (COST $62,829,981) 100.0%		60,127,644

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		9,449
NET ASSETS 100.0%		$60,137,093

(a)	Represents non-income producing security.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	21.5%
Semiconductors & Semiconductor Equipment	5.6
Software	5.4
U.S. Government Agency Mortgage-Backed Obligations	5.0
IT Services	4.7
Food & Staples Retailing	4.0
Municipal Bonds	3.5
Aerospace & Defense	3.3
Hotels, Restaurants & Leisure	3.3
U.S. Treasury Obligations	3.1
Capital Markets	3.0
Textiles, Apparel & Luxury Goods	3.0
Health Care Providers & Services	2.8
Specialty Retail	2.7
Air Freight & Logistics	2.7
Media	2.0
Oil, Gas & Consumable Fuels	2.0
Technology Hardware, Storage & Peripherals	1.8
Insurance	1.7
Industry Diversification	Percent*
Health Care Equipment & Supplies	1.4%
Internet & Direct Marketing Retail	1.4
Multiline Retail	1.4
Food Products	1.4
Machinery	1.4
Entertainment	1.4
Household Products	1.3
Communications Equipment	1.3
Consumer Finance	1.3
Commercial Services & Supplies	1.3
Industrial Conglomerates	1.3
Chemicals	1.2
Biotechnology	1.0
Money Market Fund	0.9
Diversified Financial Services	0.8
Thrifts & Mortgage Finance	0.0**
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2022.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
ASSET-BACKED SECURITIES (0.0%)
THRIFTS & MORTGAGE FINANCE (0.0%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85% 12/25/35, (Callable 8/25/22 @ 100)(a)	$52,372	$51,960
TOTAL ASSET-BACKED SECURITIES (COST $52,631)		51,960
CORPORATE BONDS (65.9%)
AEROSPACE & DEFENSE (3.3%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	2,000,000	2,022,573
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	1,015,740
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,771,039
		4,809,352
AIR FREIGHT & LOGISTICS (2.7%)
United Parcel Service, Inc., 3.05%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,001,178
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	935,376
United Parcel Service, Inc., 3.90%, 4/1/25, (Callable 3/1/25 @ 100)	2,000,000	2,032,695
		3,969,249
BIOTECHNOLOGY (1.0%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,521,630
CAPITAL MARKETS (3.0%)
Charles Schwab Corp. (The), 2.00%, 3/20/28, (Callable 1/20/28 @ 100)	2,000,000	1,844,386
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27, (Callable 6/1/27 @ 100)(a)	1,000,000	967,500
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,604,553
		4,416,439
CHEMICALS (1.2%)
Sherwin-Williams Co. (The), 2.95%, 8/15/29, (Callable 5/15/29 @ 100)	1,000,000	921,924
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	824,557
		1,746,481
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Waste Management, Inc., 3.15%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	1,962,655
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	$2,000,000	$1,969,780
CONSUMER FINANCE (1.3%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	998,035
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	977,789
		1,975,824
DIVERSIFIED FINANCIAL SERVICES (0.8%)
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,129,144
ENTERTAINMENT (1.4%)
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	2,007,681
FOOD & STAPLES RETAILING (4.0%)
Sysco Corp., 3.25%, 7/15/27, (Callable 4/15/27 @ 100)	2,000,000	1,946,233
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,928,531
Walmart, Inc., 3.25%, 7/8/29, (Callable 4/8/29 @ 100)	2,000,000	1,998,544
		5,873,308
FOOD PRODUCTS (1.4%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,047,040
HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	1,993,612
HEALTH CARE PROVIDERS & SERVICES (2.8%)
CVS Health Corp., 1.75%, 8/21/30, (Callable 5/21/30 @ 100)	1,320,000	1,108,815
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,012,417
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,021,620
		4,142,852
HOTELS, RESTAURANTS & LEISURE (3.3%)
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	983,406
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	2,172,818
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	2,000,000	1,711,752
		4,867,976

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
HOUSEHOLD PRODUCTS (1.3%)
Procter & Gamble Co. (The), 3.00%, 3/25/30	$1,000,000	$980,865
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,000,390
		1,981,255
INDUSTRIAL CONGLOMERATES (1.3%)
3M Co., 2.88%, 10/15/27, (Callable 7/15/27 @ 100)	2,000,000	1,957,344
INSURANCE (1.7%)
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52, (Callable 11/28/31 @ 100)(a)	500,000	477,463
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	1,981,964
		2,459,427
INTERNET & DIRECT MARKETING RETAIL (1.4%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	2,035,833
IT SERVICES (4.7%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,001,040
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	2,010,708
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	2,000,000	1,877,060
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,073,692
		6,962,500
MACHINERY (1.4%)
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	2,012,393
MEDIA (2.0%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	3,000,000	3,024,210
MULTILINE RETAIL (1.4%)
Target Corp., 3.50%, 7/1/24	2,000,000	2,018,514
OIL, GAS & CONSUMABLE FUELS (2.0%)
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	2,922,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,040,556
NVIDIA Corp., 2.85%, 4/1/30, (Callable 1/1/30 @ 100)	2,000,000	1,908,334
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,277,953
		8,226,843
	Principal Amount	Value
SOFTWARE (5.4%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	$3,000,000	$3,011,557
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,993,861
Oracle Corp., 3.25%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	1,903,555
Salesforce, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,024,073
		7,933,046
SPECIALTY RETAIL (2.7%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,021,572
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	2,000,000	1,957,208
		3,978,780
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.8%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	2,000,000	1,774,622
Apple, Inc., 3.45%, 2/9/45	1,000,000	911,093
		2,685,715
TEXTILES, APPAREL & LUXURY GOODS (3.0%)
NIKE, Inc., 2.85%, 3/27/30, (Callable 12/27/29 @ 100)	3,000,000	2,870,766
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	916,244
Tapestry, Inc., 4.13%, 7/15/27, (Callable 4/15/27 @ 100)	689,000	676,799
		4,463,809
TOTAL CORPORATE BONDS (COST $104,642,515)		97,095,134
MUNICIPAL BONDS (3.5%)
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	427,655
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	183,796
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	886,158
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,058,562
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33, (Callable 8/15/31 @ 100)	895,000	772,212
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	85,120

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32, (Callable 7/1/31 @ 100)	$1,215,000	$1,065,880
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	85,834
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	501,787
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	88,851
TOTAL MUNICIPAL BONDS (COST $6,006,521)		5,155,855
U.S. GOVERNMENT AGENCIES (21.5%)
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	988,108
Federal Home Loan Bank
0.00%, 3/30/26, (Callable 9/30/22 @ 100) (b)	1,000,000	937,627
0.65%, 9/30/26, (Callable 9/30/22 @ 100) (b)	2,000,000	1,843,047
0.70%, 4/13/26, (Callable 10/13/22 @ 100) (b)	1,000,000	934,058
0.75%, 7/29/26, (Callable 10/29/22 @ 100) (b)	1,000,000	934,369
0.75%, 8/25/28, (Callable 8/25/22 @ 100) (b)	1,350,000	1,216,820
0.75%, 9/30/27, (Callable 9/30/22 @ 100) (b)	800,000	729,532
0.80%, 3/8/27, (Callable 8/8/22 @ 100)	1,000,000	901,175
0.85%, 2/26/26, (Callable 8/26/22 @ 100)	1,000,000	922,640
0.88%, 3/23/26, (Callable 9/23/22 @ 100)	1,000,000	922,215
0.90%, 12/1/27, (Callable 8/8/22 @ 100)	2,000,000	1,782,195
1.00%, 4/29/31, (Callable 10/29/22 @ 100) (b)	730,769	663,868
1.00%, 7/29/26, (Callable 10/29/22 @ 100)	1,000,000	924,009
1.00%, 3/16/27, (Callable 9/16/22 @ 100)	2,000,000	1,817,639
1.07%, 1/25/30, (Callable 8/8/22 @ 100)	1,000,000	856,599
1.50%, 10/27/23, (Callable 10/27/22 @ 100) (b)	1,000,000	995,849
1.88%, 3/10/27, (Callable 9/10/22 @ 100) (b)	1,000,000	980,698
2.75%, 2/22/34, (Callable 8/22/22 @ 100)	1,000,000	910,273
3.00%, 2/24/37, (Callable 8/24/22 @ 100)	1,000,000	902,803
3.10%, 5/10/27, (Callable 5/10/24 @ 100)	1,000,000	993,066
	Principal Amount	Value
3.50%, 5/24/27, (Callable 8/24/22 @ 100) (b)	$1,000,000	$997,415
3.65%, 5/26/27, (Callable 5/26/22 @ 100)	1,000,000	998,254
		22,164,151
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26, (Callable 10/27/22 @ 100)	1,000,000	913,140
1.05%, 7/21/28, (Callable 10/21/22 @ 100)	1,000,000	906,002
2.00%, 12/24/24, (Callable 9/24/22 @ 100)	1,000,000	977,920
8/15/25, (Callable 11/15/22 @ 100) (b)(c)	1,000,000	999,436
		3,796,498
Federal National Mortgage Association
0.40%, 10/29/24, (Callable 10/29/22 @ 100)	1,000,000	942,558
0.55%, 8/19/25, (Callable 8/19/22 @ 100)	1,000,000	928,179
0.56%, 10/28/25, (Callable 10/28/22 @ 100)	1,000,000	929,317
0.58%, 8/25/25, (Callable 8/25/22 @ 100)	1,000,000	925,292
0.60%, 8/28/25, (Callable 8/28/22 @ 100)	1,000,000	933,762
		4,659,108
TOTAL U.S. GOVERNMENT AGENCIES (COST $33,864,466)		31,607,865
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (5.0%)
Federal Home Loan Mortgage Corp.
2.04% (US0012M + 179 bps), 10/1/37(a)	8,031	8,016
3.00%, 7/15/41	1,005,407	1,000,273
3.25% (H15T1Y + 225 bps), 5/1/36(a)	17,039	17,000
3.50%, 2/1/34	194,299	198,041
3.50%, 10/1/49	263,802	263,241
3.50%, 12/15/48	444,330	446,094
4.00%, 12/15/25	2,500,000	2,529,939
5.00%, 11/1/37	5,068	5,255
6.00%, 3/1/38	16,246	17,690
		4,485,549
Federal National Mortgage Association
1.50%, 11/25/44	1,651,674	1,525,805
2.29% (US0012M + 204 bps), 10/1/36(a)	15,427	15,347
2.68% (US0001M + 42 bps), 11/25/36(a)	26,420	26,355
3.50%, 2/1/43	143,942	145,373
3.50%, 4/1/48	435,799	440,295

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
3.57% (US0012M + 182 bps), 5/1/36(a)	$40,092	$41,142
4.00%, 9/1/33	134,276	136,870
4.00%, 10/1/46	293,541	300,844
6.00%, 6/1/36	81,289	82,417
6.00%, 9/1/36	8,920	9,043
6.00%, 5/1/37	23,788	25,143
		2,748,634
Government National Mortgage Association
2.63% (H15T1Y + 150 bps), 1/20/39(a)	8,936	8,952
4.50%, 6/15/40	66,504	69,698
4.50%, 8/20/38	28,389	28,629
5.00%, 5/20/40	33,012	34,076
5.50%, 12/20/38	1,512	1,574
6.00%, 10/15/37	18,799	20,755
6.00%, 6/15/37	19,623	21,404
6.50%, 10/20/38	1,713	1,764
		186,852
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $7,645,569)		7,421,035
U.S. TREASURY OBLIGATIONS (3.1%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,428,984
U.S. Treasury Inflationary Index Note, 0.38%, 1/15/27	1,210,040	1,234,666
U.S. Treasury Notes
1.63%, 11/30/26	1,000,000	954,805
1.75%, 11/15/29	1,000,000	940,977
		1,895,782
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,186,173)		4,559,432

	Shares	Value
MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(d)	1,372,129	$1,372,129
TOTAL MONEY MARKET FUND (COST $1,372,129)		1,372,129
TOTAL INVESTMENTS (COST $158,770,004) 99.9%		147,263,410

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		87,708
NET ASSETS 100.0%		$147,351,118

(a)	Variable rate security. The interest rate shown represents the rate in effect at July 31, 2022. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2022.
(c)	When-Issued Security. Coupon rate is not in effect at July 31, 2022.
(d)	7-day current yield as of July 31, 2022 is disclosed.

AGM — Assured Guarantee Municipal Corporation
G.O. — General Obligation
Gtd. — Guaranteed
H15T1Y — 1 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	16.3%
Health Care Equipment & Supplies	7.9
Food Products	5.5
Semiconductors & Semiconductor Equipment	5.2
Biotechnology	5.1
Health Care Providers & Services	4.4
Pharmaceuticals	4.0
Machinery	3.8
Diversified Consumer Services	3.7
Life Sciences Tools & Services	3.3
Hotels, Restaurants & Leisure	3.2
Independent Power and Renewable Electricity Producers	3.0
Electrical Equipment	2.6
Equity Real Estate Investment Trusts	2.5
Media	2.2
Trading Companies & Distributors	2.2
Health Care Technology	2.2
Capital Markets	2.1
Entertainment	2.0
Chemicals	1.8
Industry Diversification	Percent*
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	1.7
IT Services	1.7
Insurance	1.6
Specialty Retail	1.3
Building Products	1.2
Road & Rail	1.2
Real Estate Management & Development	1.1
Professional Services	0.9
Banks	0.9
Auto Components	0.8
Metals & Mining	0.8
Electronic Equipment, Instruments & Components	0.7
Textiles, Apparel & Luxury Goods	0.6
Household Durables	0.5
Money Market Fund	0.2
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS (99.8%)
AUTO COMPONENTS (0.8%)
Visteon Corp.(a)	1,700	$216,886
BANKS (0.9%)
Silvergate Capital Corp., Class A(a)	2,590	241,621
BIOTECHNOLOGY (5.1%)
Arrowhead Pharmaceuticals, Inc.(a)	2,000	85,060
Bioxcel Therapeutics, Inc.(a)	12,000	185,280
Halozyme Therapeutics, Inc.(a)	11,450	559,905
Intellia Therapeutics, Inc.(a)	2,230	144,415
Natera, Inc.(a)	5,260	247,220
Twist Bioscience Corp.(a)	2,040	89,229
		1,311,109
BUILDING PRODUCTS (1.2%)
Simpson Manufacturing Co., Inc.	2,880	297,446
CAPITAL MARKETS (2.1%)
Cboe Global Markets, Inc.	3,890	479,948
Open Lending Corp., Class A(a)	6,870	71,173
		551,121
CHEMICALS (1.8%)
Aspen Aerogels, Inc.(a)	6,950	90,906
Sensient Technologies Corp.	4,350	374,013
		464,919
COMMERCIAL SERVICES & SUPPLIES (1.8%)
Casella Waste Systems, Inc., Class A(a)	5,640	456,558
DIVERSIFIED CONSUMER SERVICES (3.7%)
Carriage Services, Inc.	8,300	301,124
Chegg, Inc.(a)	15,690	334,197
Grand Canyon Education, Inc.(a)	3,190	306,463
		941,784
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
Iridium Communications, Inc.(a)	10,000	447,100
ELECTRICAL EQUIPMENT (2.6%)
Bloom Energy Corp., Class A(a)	9,940	201,086
	Shares	Value
Plug Power, Inc.(a)	11,960	$255,227
Vertiv Holdings Co.	17,860	203,961
		660,274
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
908 Devices, Inc.(a)	7,590	170,775
ENTERTAINMENT (2.0%)
World Wrestling Entertainment, Inc., Class A	7,270	503,884
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.5%)
National Storage Affiliates Trust	11,920	653,693
FOOD PRODUCTS (5.5%)
Calavo Growers, Inc.	10,620	427,986
Lamb Weston Holdings, Inc.	7,180	571,959
Lancaster Colony Corp.	3,200	423,616
		1,423,561
HEALTH CARE EQUIPMENT & SUPPLIES (7.9%)
Inmode Ltd.(a)	8,500	282,540
Inspire Medical Systems, Inc.(a)	1,820	380,362
Omnicell, Inc.(a)	3,050	335,866
Outset Medical, Inc.(a)	9,030	139,513
PROCEPT BioRobotics Corp.(a)	6,400	245,120
Shockwave Medical, Inc.(a)	3,170	668,648
		2,052,049
HEALTH CARE PROVIDERS & SERVICES (4.4%)
HealthEquity, Inc.(a)	8,790	511,314
Joint Corp. (The)(a)	5,930	101,403
R1 RCM, Inc.(a)	20,920	523,000
		1,135,717
HEALTH CARE TECHNOLOGY (2.2%)
Doximity, Inc., Class A(a)	3,600	152,352
Health Catalyst, Inc.(a)	12,930	216,448
NextGen Healthcare, Inc.(a)	12,000	205,440
		574,240
HOTELS, RESTAURANTS & LEISURE (3.2%)
Choice Hotels International, Inc.	2,000	241,740

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
First Watch Restaurant Group, Inc.(a)	15,550	$258,441
Papa John's International, Inc.	3,350	321,232
		821,413
HOUSEHOLD DURABLES (0.5%)
Lovesac (The), Co.(a)	4,160	129,626
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (3.0%)
Clearway Energy, Inc., Class C	9,620	361,135
Vistra Corp.	16,000	413,600
		774,735
INSURANCE (1.6%)
Goosehead Insurance, Inc., Class A	2,840	159,636
Trupanion, Inc.(a)	3,850	242,666
		402,302
IT SERVICES (1.7%)
BigCommerce Holdings, Inc. - Series 1(a)	6,540	102,351
DigitalOcean Holdings, Inc.(a)	8,500	348,330
		450,681
LIFE SCIENCES TOOLS & SERVICES (3.3%)
Medpace Holdings, Inc.(a)	2,740	464,512
NeoGenomics, Inc.(a)	9,610	97,253
Sotera Health Co.(a)	15,350	294,720
		856,485
MACHINERY (3.8%)
Donaldson Co., Inc.	5,570	303,064
ESCO Technologies, Inc.	4,180	324,159
John Bean Technologies Corp.	2,600	292,006
Symbotic, Inc.(a)	4,000	71,600
		990,829
MEDIA (2.2%)
TechTarget, Inc.(a)	4,860	316,824
WideOpenWest, Inc.(a)	14,290	262,650
		579,474
METALS & MINING (0.8%)
MP Materials Corp.(a)	6,500	218,205
PHARMACEUTICALS (4.0%)
Amphastar Pharmaceuticals, Inc.(a)	7,500	280,425
Intra-Cellular Therapies, Inc.(a)	6,800	368,016
Pacira BioSciences, Inc.(a)	5,350	302,596
Reata Pharmaceuticals, Inc., Class A(a)	2,500	76,700
		1,027,737
	Shares	Value
PROFESSIONAL SERVICES (0.9%)
Upwork, Inc.(a)	12,710	$235,898
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Tricon Residential, Inc.	26,490	288,211
ROAD & RAIL (1.2%)
Landstar System, Inc.	1,904	298,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Lattice Semiconductor Corp.(a)	5,900	362,850
Navitas Semiconductor Corp.(a)	35,000	182,700
Power Integrations, Inc.	1,500	127,515
Silicon Laboratories, Inc.(a)	3,000	442,440
Synaptics, Inc.(a)	1,530	221,774
		1,337,279
SOFTWARE (16.3%)
Appian Corp.(a)	7,640	370,769
Blackline, Inc.(a)	4,990	315,468
Box, Inc., Class A(a)	18,600	528,984
Five9, Inc.(a)	3,940	425,993
Gitlab, Inc., Class A(a)	2,100	120,540
KnowBe4, Inc., Class A(a)	15,960	228,068
Manhattan Associates, Inc.(a)	2,290	322,134
Q2 Holdings, Inc.(a)	6,400	280,960
Qualys, Inc.(a)	4,330	529,646
Rapid7, Inc.(a)	5,250	335,842
Sprout Social, Inc., Class A(a)	3,880	202,148
Varonis Systems, Inc.(a)	11,550	293,717
Workiva, Inc.(a)	3,940	258,070
		4,212,339
SPECIALTY RETAIL (1.3%)
Academy Sports & Outdoors, Inc.	8,000	344,240
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Under Armour, Inc., Class A(a)	17,670	163,624
TRADING COMPANIES & DISTRIBUTORS (2.2%)
Karat Packaging, Inc.(a)	16,756	318,867
SiteOne Landscape Supply, Inc.(a)	1,780	248,007
		566,874
TOTAL COMMON STOCKS (COST $33,656,358)		25,800,817
MONEY MARKET FUND (0.2%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	45,982	45,982
TOTAL MONEY MARKET FUND (COST $45,982)		45,982

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
TOTAL INVESTMENTS (COST $33,702,340) 100.0%		$25,846,799

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(5,912)
NET ASSETS 100.0%		$25,840,887

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	9.5%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	5.4
Interactive Media & Services	4.7
IT Services	4.5
Oil, Gas & Consumable Fuels	3.8
Banks	3.4
Equity Real Estate Investment Trusts	3.4
Capital Markets	3.2
Internet & Direct Marketing Retail	3.2
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	2.6
Specialty Retail	2.4
Automobiles	2.3
Insurance	2.2
Life Sciences Tools & Services	2.2
Electric Utilities	2.2
Biotechnology	1.9
Beverages	1.9
Chemicals	1.7
Food & Staples Retailing	1.6
Machinery	1.6
Food Products	1.6
Household Products	1.6
Diversified Financial Services	1.5
Aerospace & Defense	1.5
Hotels, Restaurants & Leisure	1.5
Pharmaceuticals	1.4
Entertainment	1.3
Multi-Utilities	1.1
Road & Rail	1.0
Diversified Telecommunication Services	1.0
Electronic Equipment, Instruments & Components	1.0
Industry Diversification	Percent*
Communications Equipment	1.0%
Money Market Fund	0.9
Media	0.8
Air Freight & Logistics	0.8
Building Products	0.7
Industrial Conglomerates	0.6
Containers & Packaging	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.6
Textiles, Apparel & Luxury Goods	0.6
Consumer Finance	0.5
Electrical Equipment	0.5
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Distributors	0.3
Metals & Mining	0.3
Professional Services	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Real Estate Management & Development	0.2
Household Durables	0.2
Airlines	0.2
Personal Products	0.2
Independent Power and Renewable Electricity Producers	0.1
Gas Utilities	0.1
Water Utilities	0.1
Leisure Products	0.1
Construction Materials	0.1
Construction & Engineering	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2022.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.5%)
Boeing Co. (The)(a)	3,034	$483,347
General Dynamics Corp.	1,554	352,245
Howmet Aerospace, Inc.	2,863	106,303
Huntington Ingalls Industries, Inc.	92	19,949
L3Harris Technologies, Inc.	1,248	299,483
Lockheed Martin Corp.	1,659	686,511
Northrop Grumman Corp.	967	463,096
Raytheon Technologies Corp.	9,051	843,644
Textron, Inc.	1,100	72,204
TransDigm Group, Inc.(a)	168	104,553
		3,431,335
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.	2,770	306,639
Expeditors International of Washington, Inc.	3,360	357,000
FedEx Corp.	1,316	306,746
United Parcel Service, Inc., Class B	4,430	863,363
		1,833,748
AIRLINES (0.2%)
Alaska Air Group, Inc.(a)	480	21,278
American Airlines Group, Inc.(a)	5,650	77,462
Delta Air Lines, Inc.(a)	4,500	143,100
Southwest Airlines Co.(a)	4,040	154,005
United Airlines Holdings, Inc.(a)	1,020	37,485
		433,330
AUTO COMPONENTS (0.2%)
Aptiv PLC(a)	2,940	308,376
BorgWarner, Inc.	1,280	49,229
		357,605
AUTOMOBILES (2.3%)
Ford Motor Co.	26,960	396,042
General Motors Co.(a)	8,190	296,969
Tesla, Inc.(a)	4,890	4,359,191
		5,052,202
BANKS (3.4%)
Bank of America Corp.	45,059	1,523,445
Citigroup, Inc.	11,190	580,761
Citizens Financial Group, Inc.	2,290	86,951
Comerica, Inc.	420	32,663
Fifth Third Bancorp	5,090	173,671
First Republic Bank	760	123,660
Huntington Bancshares, Inc.	12,350	164,131
	Shares	Value
JPMorgan Chase & Co.	17,094	$1,971,964
KeyCorp	7,900	144,570
M&T Bank Corp.	990	175,675
PNC Financial Services Group, Inc. (The)	2,204	365,732
Regions Financial Corp.	7,892	167,153
Signature Bank	170	31,547
SVB Financial Group(a)	227	91,606
Truist Financial Corp.	8,047	406,132
U.S. Bancorp	8,680	409,696
Wells Fargo & Co.	23,148	1,015,503
Zions Bancorp	730	39,821
		7,504,681
BEVERAGES (1.9%)
Coca-Cola Co. (The)	28,460	1,826,278
Keurig Dr Pepper, Inc.	3,580	138,689
Monster Beverage Corp.(a)	3,240	322,769
PepsiCo, Inc.	11,221	1,963,226
		4,250,962
BIOTECHNOLOGY (1.9%)
AbbVie, Inc.	12,080	1,733,601
Amgen, Inc.	4,288	1,061,151
Biogen, Inc.(a)	1,134	243,878
Gilead Sciences, Inc.	11,640	695,490
Incyte Corp.(a)	2,910	226,049
Moderna, Inc.(a)	2,190	359,357
		4,319,526
BUILDING PRODUCTS (0.7%)
A.O. Smith Corp.	1,000	63,270
Allegion PLC	403	42,597
Carrier Global Corp.	10,756	435,941
Fortune Brands Home & Security, Inc.	620	43,202
Johnson Controls International PLC	8,141	438,881
Masco Corp.	2,370	131,250
Trane Technologies PLC	2,900	426,271
		1,581,412
CAPITAL MARKETS (3.2%)
Ameriprise Financial, Inc.	606	163,571
Bank of New York Mellon Corp. (The)	5,421	235,597
BlackRock, Inc.	906	606,277
Cboe Global Markets, Inc.	860	106,107
Charles Schwab Corp. (The)	9,230	637,331
CME Group, Inc.	2,310	460,799
FactSet Research Systems, Inc.	360	154,685
Franklin Resources, Inc.	2,300	63,135

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Goldman Sachs Group, Inc. (The)	1,822	$607,437
Intercontinental Exchange, Inc.	3,715	378,893
Invesco Ltd.	2,500	44,350
MarketAxess Holdings, Inc.	970	262,657
Moody's Corp.	1,808	560,932
Morgan Stanley	8,536	719,585
MSCI, Inc.	472	227,192
Nasdaq, Inc.	890	161,001
Northern Trust Corp.	1,290	128,716
Raymond James Financial, Inc.	1,290	127,026
S&P Global, Inc.	2,672	1,007,157
State Street Corp.	2,217	157,496
T. Rowe Price Group, Inc.	1,830	225,950
		7,035,894
CHEMICALS (1.7%)
Air Products and Chemicals, Inc.	1,273	315,997
Albemarle Corp.	610	149,029
Celanese Corp.	590	69,331
CF Industries Holdings, Inc.	1,340	127,956
Corteva, Inc.	5,125	294,944
Dow, Inc.	4,892	260,303
DuPont de Nemours, Inc.	3,035	185,833
Eastman Chemical Co.	320	30,698
Ecolab, Inc.	1,416	233,881
FMC Corp.	650	72,215
International Flavors & Fragrances, Inc.	1,480	183,594
Linde PLC	3,793	1,145,486
LyondellBasell Industries N.V., Class A	1,530	136,353
Mosaic Co. (The)	2,380	125,331
PPG Industries, Inc.	1,408	182,040
Sherwin-Williams Co. (The)	1,503	363,636
		3,876,627
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Cintas Corp.	604	256,996
Copart, Inc.(a)	1,330	170,373
Republic Services, Inc.	1,716	237,940
Rollins, Inc.	2,895	111,660
Waste Management, Inc.	2,860	470,642
		1,247,611
COMMUNICATIONS EQUIPMENT (1.0%)
Arista Networks, Inc.(a)	1,454	169,580
Cisco Systems, Inc.	31,940	1,449,118
F5, Inc.(a)	270	45,187
	Shares	Value
Juniper Networks, Inc.	2,860	$80,166
Motorola Solutions, Inc.	2,021	482,190
		2,226,241
CONSTRUCTION & ENGINEERING (0.0%)
Quanta Services, Inc.	600	83,238
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	256	90,133
Vulcan Materials Co.	783	129,453
		219,586
CONSUMER FINANCE (0.5%)
American Express Co.	3,710	571,414
Capital One Financial Corp.	2,268	249,094
Discover Financial Services	1,740	175,740
Synchrony Financial	4,120	137,938
		1,134,186
CONTAINERS & PACKAGING (0.6%)
Amcor PLC	31,380	406,371
Avery Dennison Corp.	540	102,848
Ball Corp.	5,080	372,974
International Paper Co.	3,890	166,375
Packaging Corp. of America	890	125,143
Sealed Air Corp.	1,390	84,957
Westrock Co.	2,099	88,914
		1,347,582
DISTRIBUTORS (0.3%)
Genuine Parts Co.	850	129,940
LKQ Corp.	6,480	355,363
Pool Corp.	790	282,583
		767,886
DIVERSIFIED FINANCIAL SERVICES (1.5%)
Berkshire Hathaway, Inc., Class B(a)	11,097	3,335,758
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	50,620	950,643
Lumen Technologies, Inc.	8,539	92,990
Verizon Communications, Inc.	28,210	1,303,020
		2,346,653
ELECTRIC UTILITIES (2.2%)
Alliant Energy Corp.	2,090	127,344
American Electric Power Co., Inc.	3,530	347,917

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Constellation Energy Corp.	2,519	$166,506
Duke Energy Corp.	5,124	563,281
Edison International	2,390	161,970
Entergy Corp.	960	110,525
Evergy, Inc.	1,840	125,598
Eversource Energy	3,670	323,767
Exelon Corp.	7,559	351,418
FirstEnergy Corp.	4,259	175,045
NextEra Energy, Inc.	12,186	1,029,595
NRG Energy, Inc.	2,260	85,315
Pinnacle West Capital Corp.	510	37,470
PPL Corp.	7,780	226,242
Southern Co. (The)	8,430	648,183
Xcel Energy, Inc.	4,420	323,456
		4,803,632
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	1,590	196,365
Eaton Corp. PLC	2,500	370,975
Emerson Electric Co.	3,930	353,975
Generac Holdings, Inc.(a)	280	75,124
Rockwell Automation, Inc.	686	175,122
		1,171,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Amphenol Corp., Class A	4,350	335,515
CDW Corp.	990	179,715
Corning, Inc.	5,970	219,457
Keysight Technologies, Inc.(a)	2,550	414,630
TE Connectivity Ltd.	1,950	260,774
Teledyne Technologies, Inc.(a)	281	109,983
Trimble, Inc.(a)	4,690	325,627
Zebra Technologies Corp., Class A(a)	920	329,075
		2,174,776
ENERGY EQUIPMENT & SERVICES (0.3%)
Baker Hughes Co.	6,429	165,161
Halliburton Co.	4,920	144,156
Schlumberger N.V.	9,074	336,010
		645,327
ENTERTAINMENT (1.3%)
Activision Blizzard, Inc.	4,970	397,351
Electronic Arts, Inc.	3,570	468,491
Live Nation, Inc.(a)	740	69,553
	Shares	Value
Netflix, Inc.(a)	2,400	$539,760
Walt Disney Co. (The)(a)	10,640	1,128,904
Warner Bros Discovery, Inc.(a)	15,946	239,190
		2,843,249
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.4%)
Alexandria Real Estate Equities, Inc.	820	135,940
American Tower Corp.	3,569	966,592
AvalonBay Communities, Inc.	699	149,544
Boston Properties, Inc.	2,480	226,077
Camden Property Trust	380	53,618
Crown Castle International Corp.	3,840	693,734
Digital Realty Trust, Inc.	1,690	223,840
Duke Realty Corp.	3,580	223,965
Equinix, Inc.	863	607,328
Equity Residential	3,640	285,340
Essex Property Trust, Inc.	307	87,965
Extra Space Storage, Inc.	820	155,406
Federal Realty Investment Trust	160	16,898
Host Hotels & Resorts, Inc.	6,193	110,297
Iron Mountain, Inc.	5,069	245,796
Kimco Realty Corp.	5,150	113,866
Mid-America Apartment Communities, Inc.	670	124,439
Prologis, Inc.	6,082	806,230
Public Storage	1,056	344,689
Realty Income Corp.	3,880	287,081
Regency Centers Corp.	2,750	177,182
SBA Communications Corp.	1,311	440,221
Simon Property Group, Inc.	1,760	191,206
UDR, Inc.	2,330	112,772
VICI Properties, Inc.	1,100	37,609
Vornado Realty Trust	825	25,072
Welltower, Inc.	5,140	443,788
Weyerhaeuser Co.	7,459	270,911
		7,557,406
FOOD & STAPLES RETAILING (1.6%)
Costco Wholesale Corp.	2,846	1,540,540
Kroger Co. (The)	4,910	228,020
Sysco Corp.	3,220	273,378
Walgreens Boots Alliance, Inc.	4,870	192,949
Walmart, Inc.	9,790	1,292,770
		3,527,657

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland Co.	4,000	$331,080
Campbell Soup Co.	2,700	133,245
Conagra Brands, Inc.	4,970	170,024
General Mills, Inc.	6,660	498,101
Hershey Co. (The)	1,640	373,854
Hormel Foods Corp.	4,450	219,563
J.M. Smucker Co. (The)	870	115,118
Kellogg Co.	3,850	284,592
Kraft Heinz Co. (The)	6,176	227,462
Lamb Weston Holdings, Inc.	1,000	79,660
McCormick & Co., Inc.	2,270	198,285
Mondelez International, Inc., Class A	11,090	710,204
Tyson Foods, Inc., Class A	2,210	194,502
		3,535,690
GAS UTILITIES (0.1%)
Atmos Energy Corp.	1,280	155,379
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Abbott Laboratories	12,022	1,308,474
ABIOMED, Inc.(a)	333	97,572
Align Technology, Inc.(a)	457	128,403
Baxter International, Inc.	4,920	288,607
Becton Dickinson and Co.	2,376	580,480
Boston Scientific Corp.(a)	12,567	515,875
Cooper Cos., Inc. (The)	430	140,610
DENTSPLY SIRONA, Inc.	2,410	87,146
DexCom, Inc.(a)	2,400	196,992
Edwards Lifesciences Corp.(a)	4,631	465,601
Hologic, Inc.(a)	2,270	162,033
IDEXX Laboratories, Inc.(a)	620	247,492
Intuitive Surgical, Inc.(a)	2,317	533,304
Medtronic PLC	9,023	834,808
ResMed, Inc.	1,090	262,167
STERIS PLC	890	200,828
Stryker Corp.	2,484	533,439
Teleflex, Inc.	397	95,463
Zimmer Holdings, Inc.	1,620	178,832
		6,858,126
HEALTH CARE PROVIDERS & SERVICES (2.6%)
AmerisourceBergen Corp.	2,110	307,912
Cardinal Health, Inc.	4,960	295,418
Cigna Corp.	2,750	757,240
CVS Health Corp.	9,147	875,185
	Shares	Value
DaVita, Inc.(a)	770	$64,803
Elevance Health, Inc.	3,000	1,431,300
Henry Schein, Inc.(a)	1,470	115,880
Humana, Inc.	1,587	764,934
Laboratory Corporation of America Holdings	810	212,374
McKesson Corp.	1,455	496,999
Molina Healthcare, Inc.(a)	1,080	353,938
Quest Diagnostics, Inc.	1,130	154,324
		5,830,307
HOTELS, RESTAURANTS & LEISURE (1.5%)
Booking Holdings, Inc.(a)	236	456,823
Carnival Corp.(a)	6,190	56,081
Chipotle Mexican Grill, Inc.(a)	141	220,555
Domino's Pizza, Inc.	180	70,580
Expedia Group, Inc.(a)	845	89,612
Hilton Worldwide Holdings, Inc.	1,590	203,631
Marriott International, Inc., Class A	1,636	259,830
McDonald's Corp.	4,431	1,166,992
Norwegian Cruise Line Holdings Ltd.(a)	2,830	34,385
Royal Caribbean Cruises Ltd.(a)	1,110	42,968
Starbucks Corp.	6,790	575,656
Yum! Brands, Inc.	1,950	238,953
		3,416,066
HOUSEHOLD DURABLES (0.2%)
D.R. Horton, Inc.	956	74,597
Garmin Ltd.	960	93,715
Lennar Corp., Class A	120	10,200
Mohawk Industries, Inc.(a)	34	4,368
Newell Brands, Inc.	7,520	151,979
NVR, Inc.(a)	10	43,931
PulteGroup, Inc.	325	14,177
Whirlpool Corp.	192	33,191
		426,158
HOUSEHOLD PRODUCTS (1.6%)
Church & Dwight Co., Inc.	2,740	241,038
Clorox Co. (The)	1,010	143,258
Colgate-Palmolive Co.	8,480	667,715
Kimberly-Clark Corp.	3,000	395,370
Procter & Gamble Co. (The)	15,801	2,194,917
		3,642,298

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.1%)
AES Corp. (The)	5,250	$116,655
INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	3,894	557,777
Honeywell International, Inc.	4,022	774,074
		1,331,851
INSURANCE (2.2%)
Aflac, Inc.	5,020	287,646
Allstate Corp. (The)	1,750	204,698
American International Group, Inc.	5,084	263,199
Aon PLC, Class A	1,351	393,195
Arthur J. Gallagher & Co.	1,360	243,426
Assurant, Inc.	370	65,039
Brown & Brown, Inc.	2,240	145,824
Chubb Ltd.	2,711	511,403
Cincinnati Financial Corp.	902	87,801
Everest Re Group Ltd.	210	54,884
Globe Life, Inc.	367	36,968
Hartford Financial Services Group, Inc. (The)	2,460	158,596
Lincoln National Corp.	486	24,951
Loews Corp.	880	51,260
Marsh & McLennan Cos., Inc.	3,210	526,312
MetLife, Inc.	7,950	502,837
Principal Financial Group, Inc.	1,760	117,814
Progressive Corp. (The)	4,070	468,294
Prudential Financial, Inc.	2,665	266,473
Travelers Cos., Inc. (The)	1,780	282,486
W.R. Berkley Corp.	615	38,456
Willis Towers Watson PLC	677	140,098
		4,871,660
INTERACTIVE MEDIA & SERVICES (4.7%)
Alphabet, Inc., Class A(a)	35,100	4,082,832
Alphabet, Inc., Class C(a)	32,980	3,846,787
Match Group, Inc.(a)	1,590	116,563
Meta Platforms, Inc., Class A(a)	13,418	2,134,804
Twitter, Inc.(a)	5,020	208,882
		10,389,868
INTERNET & DIRECT MARKETING RETAIL (3.2%)
Amazon.com, Inc.(a)	51,400	6,936,430
eBay, Inc.	4,020	195,492
Etsy, Inc.(a)	440	45,637
		7,177,559
	Shares	Value
IT SERVICES (4.5%)
Accenture PLC, Class A	4,647	$1,423,190
Akamai Technologies, Inc.(a)	1,050	101,031
Automatic Data Processing, Inc.	3,600	868,032
Broadridge Financial Solutions, Inc.	540	86,697
Cognizant Technology Solutions Corp., Class A	3,450	234,462
DXC Technology Co.(a)	1,677	52,993
EPAM Systems, Inc.(a)	280	97,790
Fidelity National Information Services, Inc.	3,376	344,892
Fiserv, Inc.(a)	3,670	387,846
FleetCor Technologies, Inc.(a)	380	83,634
Gartner, Inc.(a)	430	114,157
Global Payments, Inc.	1,467	179,444
International Business Machines Corp.	7,086	926,778
Jack Henry & Associates, Inc.	520	108,040
Mastercard, Inc., Class A	5,122	1,812,112
Paychex, Inc.	2,190	280,933
PayPal Holdings, Inc.(a)	8,660	749,350
VeriSign, Inc.(a)	592	111,983
Visa, Inc., Class A	9,834	2,085,890
		10,049,254
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	3,080	242,458
LIFE SCIENCES TOOLS & SERVICES (2.2%)
Agilent Technologies, Inc.	5,010	671,841
Bio-Rad Laboratories, Inc., Class A(a)	350	197,141
Danaher Corp.	4,760	1,387,397
Illumina, Inc.(a)	2,077	450,044
IQVIA Holdings, Inc.(a)	1,900	456,513
Mettler-Toledo International, Inc.(a)	453	611,428
PerkinElmer, Inc.	1,290	197,589
Waters Corp.(a)	1,347	490,349
West Pharmaceutical Services, Inc.	1,490	511,904
		4,974,206
MACHINERY (1.6%)
Caterpillar, Inc.	3,280	650,260
Cummins, Inc.	617	136,548
Deere & Co.	1,693	581,004
Dover Corp.	870	116,302
Fortive Corp.	2,460	158,547
IDEX Corp.	390	81,412
Illinois Tool Works, Inc.	2,004	416,351

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Ingersoll Rand, Inc.	2,638	$131,372
Nordson Corp.	230	53,128
Otis Worldwide Corp.	2,903	226,928
PACCAR, Inc.	2,215	202,717
Parker-Hannifin Corp.	608	175,767
Pentair PLC	540	26,401
Snap-on, Inc.	230	51,531
Stanley Black & Decker, Inc.	812	79,032
Westinghouse Air Brake Technologies Corp.	820	76,645
Xylem, Inc.	3,310	304,619
		3,468,564
MEDIA (0.8%)
Charter Communications, Inc., Class A(a)	650	280,865
Comcast Corp., Class A	28,230	1,059,189
DISH Network Corp., Class A(a)	1,770	30,745
Fox Corp., Class A	1,460	48,341
Fox Corp., Class B	2,640	81,576
Interpublic Group of Cos., Inc. (The)	3,130	93,493
News Corp., Class A	2,690	46,107
News Corp., Class B	1,680	29,030
Omnicom Group, Inc.	1,340	93,586
Paramount Global, Class B	3,950	93,417
		1,856,349
METALS & MINING (0.3%)
Freeport-McMoRan, Inc.	9,248	291,775
Newmont Corp.	5,540	250,851
Nucor Corp.	1,690	229,502
		772,128
MULTILINE RETAIL (0.6%)
Dollar General Corp.	1,490	370,161
Dollar Tree, Inc.(a)	1,432	236,796
Target Corp.	4,040	660,055
		1,267,012
MULTI-UTILITIES (1.1%)
Ameren Corp.	2,350	218,832
CenterPoint Energy, Inc.	5,180	164,154
CMS Energy Corp.	3,130	215,125
Consolidated Edison, Inc.	2,760	273,985
Dominion Energy, Inc.	5,852	479,747
DTE Energy Co.	1,320	171,996
NiSource, Inc.	4,370	132,848
	Shares	Value
Public Service Enterprise Group, Inc.	4,276	$280,805
Sempra Energy	2,040	338,232
WEC Energy Group, Inc.	2,545	264,197
		2,539,921
OIL, GAS & CONSUMABLE FUELS (3.8%)
APA Corp.	2,110	78,429
Chevron Corp.	11,653	1,908,528
ConocoPhillips	7,447	725,561
Coterra Energy, Inc.	4,790	146,526
Devon Energy Corp.	3,610	226,889
Diamondback Energy, Inc.	680	87,054
EOG Resources, Inc.	3,154	350,788
Exxon Mobil Corp.	25,600	2,481,408
Hess Corp.	1,220	137,213
Kinder Morgan, Inc.	18,540	333,535
Marathon Oil Corp.	5,800	143,840
Marathon Petroleum Corp.	3,268	299,545
Occidental Petroleum Corp.	5,383	353,932
ONEOK, Inc.	2,580	154,129
Phillips 66	2,469	219,741
Pioneer Natural Resources Co.	1,226	290,501
Valero Energy Corp.	2,360	261,417
Williams Cos., Inc. (The)	9,900	337,491
		8,536,527
PERSONAL PRODUCTS (0.2%)
Estee Lauder Cos., Inc., (The) Class A	1,368	373,601
PHARMACEUTICALS (1.4%)
Catalent, Inc.(a)	1,820	205,842
Eli Lilly & Co.	5,360	1,767,138
Organon & Co.	3,400	107,848
Zoetis, Inc.	6,010	1,097,126
		3,177,954
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	620	129,524
Jacobs Engineering Group, Inc.	560	76,888
Nielsen Holdings PLC	3,850	92,208
Robert Half International, Inc.	2,880	227,923
Verisk Analytics, Inc.	930	176,932
		703,475

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc., Class A(a)	4,460	$381,865
ROAD & RAIL (1.0%)
CSX Corp.	17,120	553,490
J.B. Hunt Transport Services, Inc.	1,730	317,057
Norfolk Southern Corp.	1,418	356,159
Old Dominion Freight Line, Inc.	630	191,211
Union Pacific Corp.	3,855	876,242
		2,294,159
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Advanced Micro Devices, Inc.(a)	9,585	905,495
Analog Devices, Inc.	2,948	506,938
Applied Materials, Inc.	7,180	760,937
Broadcom, Inc.	2,482	1,329,061
Enphase Energy, Inc.(a)	740	210,293
Intel Corp.	29,180	1,059,526
KLA Corp.	830	318,338
Lam Research Corp.	1,236	618,630
Microchip Technology, Inc.	3,030	208,646
Micron Technology, Inc.	6,630	410,132
Monolithic Power Systems, Inc.	230	106,886
NVIDIA Corp.	15,688	2,849,412
NXP Semiconductors N.V.	1,380	253,754
ON Semiconductor Corp.(a)	1,900	126,882
Qorvo, Inc.(a)	230	23,936
QUALCOMM, Inc.	6,570	953,044
Skyworks Solutions, Inc.	780	84,926
SolarEdge Technologies, Inc.(a)	280	100,836
Teradyne, Inc.	950	95,846
Texas Instruments, Inc.	6,930	1,239,708
		12,163,226
SOFTWARE (9.5%)
Adobe, Inc.(a)	3,341	1,370,211
ANSYS, Inc.(a)	1,253	349,575
Autodesk, Inc.(a)	2,350	508,352
Cadence Design Systems, Inc.(a)	3,240	602,899
Ceridian HCM Holding, Inc.(a)	660	36,148
Citrix Systems, Inc.	2,900	294,089
Fortinet, Inc.(a)	4,000	238,600
Intuit, Inc.	2,162	986,240
Microsoft Corp.	44,910	12,608,033
NortonLifeLock, Inc.	13,682	335,619
Oracle Corp.	9,591	746,563
	Shares	Value
Paycom Software, Inc.(a)	240	$79,318
PTC, Inc.(a)	570	70,327
Roper Technologies, Inc.	746	325,756
Salesforce, Inc.(a)	6,960	1,280,779
ServiceNow, Inc.(a)	1,620	723,589
Synopsys, Inc.(a)	1,650	606,375
Tyler Technologies, Inc.(a)	170	67,830
		21,230,303
SPECIALTY RETAIL (2.4%)
Advance Auto Parts, Inc.	296	57,312
AutoZone, Inc.(a)	131	279,998
Bath & Body Works, Inc.	1,710	60,773
Best Buy Co., Inc.	3,630	279,474
CarMax, Inc.(a)	2,560	254,822
Home Depot, Inc. (The)	6,959	2,094,241
Lowe’s Cos., Inc.	5,110	978,718
O'Reilly Automotive, Inc.(a)	452	318,023
Ross Stores, Inc.	1,790	145,455
TJX Cos., Inc. (The)	7,860	480,718
Tractor Supply Co.	1,760	337,005
Ulta Beauty, Inc.(a)	291	113,173
		5,399,712
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (7.2%)
Apple, Inc.	90,454	14,699,680
Hewlett Packard Enterprise Co.	30,870	439,589
HP, Inc.	14,000	467,460
NetApp, Inc.	1,540	109,848
Seagate Technology Holdings PLC	3,660	292,727
Western Digital Corp.(a)	1,891	92,848
		16,102,152
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
NIKE, Inc., Class B	7,430	853,856
PVH Corp.	2,470	152,942
Tapestry, Inc.	1,650	55,489
VF Corp.	5,235	233,900
		1,296,187
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	4,700	241,392
United Rentals, Inc.(a)	180	58,081
W.W. Grainger, Inc.	808	439,172
		738,645

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	1,220	$189,637
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
T-Mobile U.S., Inc.(a)	4,270	610,866
TOTAL COMMON STOCKS (COST $203,120,425)		221,229,489
MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(b)	1,987,236	1,987,236
TOTAL MONEY MARKET FUND (COST $1,987,236)		1,987,236
TOTAL INVESTMENTS (COST $205,107,661) 100.0%		223,216,725
	Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		$(25,947)
NET ASSETS 100.0%		$223,190,778

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2022 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	7.6%
Equity Real Estate Investment Trusts	7.6
Machinery	4.3
Electronic Equipment, Instruments & Components	4.3
Insurance	3.6
Specialty Retail	3.5
Health Care Equipment & Supplies	3.5
Oil, Gas & Consumable Fuels	3.4
Semiconductors & Semiconductor Equipment	3.3
Software	2.8
Metals & Mining	2.7
Health Care Providers & Services	2.6
Chemicals	2.6
Building Products	2.5
Professional Services	2.1
Textiles, Apparel & Luxury Goods	2.0
Biotechnology	2.0
IT Services	1.9
Household Durables	1.9
Commercial Services & Supplies	1.8
Money Market Fund	1.8
Food Products	1.7
Construction & Engineering	1.6
Auto Components	1.6
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.6
Road & Rail	1.5
Electrical Equipment	1.5
Life Sciences Tools & Services	1.3
Aerospace & Defense	1.3
Gas Utilities	1.3
Communications Equipment	1.1
Diversified Consumer Services	1.1
Leisure Products	1.1
Trading Companies & Distributors	1.1
Industry Diversification	Percent*
Thrifts & Mortgage Finance	1.1%
Energy Equipment & Services	1.0
Electric Utilities	1.0
Pharmaceuticals	1.0
Media	0.8
Food & Staples Retailing	0.8
Consumer Finance	0.7
Water Utilities	0.7
Containers & Packaging	0.7
Real Estate Management & Development	0.6
Multiline Retail	0.5
Personal Products	0.5
Mortgage Real Estate Investment Trusts	0.4
Air Freight & Logistics	0.4
Multi-Utilities	0.4
Automobiles	0.4
Paper & Forest Products	0.3
Diversified Telecommunication Services	0.3
Interactive Media & Services	0.3
Airlines	0.2
Health Care Technology	0.2
Technology Hardware, Storage & Peripherals	0.2
Entertainment	0.2
Beverages	0.2
Household Products	0.2
Construction Materials	0.2
Marine	0.2
Diversified Financial Services	0.2
Independent Power and Renewable Electricity Producers	0.1
Wireless Telecommunication Services	0.1
Internet & Direct Marketing Retail	0.0**
Total Investments	101.1%

*	Percentages indicated are based on net assets as of July 31, 2022.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (1.3%)
AAR Corp.(a)	2,140	$95,294
Aerojet Rocketdyne Holdings, Inc.(a)	4,800	209,712
AeroVironment, Inc.(a)	1,350	116,964
Axon Enterprise, Inc.(a)	4,070	448,473
Curtiss-Wright Corp.	2,290	328,477
Hexcel Corp.	4,680	283,187
Kaman Corp.	1,770	54,481
Mercury Systems, Inc.(a)	3,220	190,012
Moog, Inc., Class A	1,440	123,322
National Presto Industries, Inc.	60	4,272
Park Aerospace Corp.	770	9,394
Triumph Group, Inc.(a)	3,570	55,478
Woodward, Inc.	3,430	359,121
		2,278,187
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings, Inc.(a)	1,410	106,751
Forward Air Corp.	1,430	150,050
GXO Logistics, Inc.(a)	5,760	276,480
Hub Group, Inc., Class A(a)	1,830	139,812
		673,093
AIRLINES (0.2%)
Allegiant Travel Co.(a)	1,046	120,614
Hawaiian Holdings, Inc.(a)	3,750	56,100
JetBlue Airways Corp.(a)	20,350	171,347
SkyWest, Inc.(a)	3,220	77,763
Sun Country Airlines Holdings, Inc.(a)	970	19,565
		445,389
AUTO COMPONENTS (1.6%)
Adient PLC(a)	5,520	186,466
American Axle & Manufacturing Holdings, Inc.(a)	7,490	66,736
Dana, Inc.	9,280	155,533
Dorman Products, Inc.(a)	1,580	159,722
Fox Factory Holding Corp.(a)	2,310	218,665
Gentex Corp.	14,770	416,809
Gentherm, Inc.(a)	1,870	120,727
Goodyear Tire & Rubber Co. (The)(a)	17,412	213,819
LCI Industries	1,460	197,231
Lear Corp.	4,610	696,756
Motorcar Parts of America, Inc.(a)	1,240	18,687
Patrick Industries, Inc.	1,155	70,132
Standard Motor Products, Inc.	1,160	53,058
	Shares	Value
Visteon Corp.(a)	1,600	$204,128
XPEL, Inc.(a)	880	53,935
		2,832,404
AUTOMOBILES (0.4%)
Harley-Davidson, Inc.	8,690	328,569
Thor Industries, Inc.	3,080	259,737
Winnebago Industries, Inc.	1,820	109,873
		698,179
BANKS (7.6%)
Allegiance Bancshares, Inc.	1,040	45,802
Ameris Bancorp	3,872	183,107
Associated Banc-Corp	9,708	195,131
Banc of California, Inc.	2,870	50,254
BancFirst Corp.	1,170	125,646
Bancorp, Inc. (The)(a)	3,340	82,164
Bank of Hawaii Corp.	1,740	139,391
Bank OZK	7,040	282,304
BankUnited, Inc.	4,910	190,753
Banner Corp.	1,440	89,266
Berkshire Hills Bancorp, Inc.	2,910	81,975
Brookline Bancorp, Inc.	6,100	84,363
Cadence Bank	12,182	317,950
Cathay General Bancorp	4,090	170,553
Central Pacific Financial Corp.	1,180	27,942
City Holding Co.	470	40,791
Columbia Banking System, Inc.	4,560	137,575
Commerce Bancshares, Inc.	6,099	423,819
Community Bank System, Inc.	2,690	181,118
Cullen/Frost Bankers, Inc.	3,290	429,016
Customers Bancorp, Inc.(a)	1,740	66,451
CVB Financial Corp.	7,580	202,159
Dime Community Bancshares, Inc., Class B	2,282	77,771
Eagle Bancorp, Inc.	1,440	70,603
East West Bancorp, Inc.	7,630	547,681
F.N.B. Corp.	22,340	267,186
FB Financial Corp.	2,273	97,398
First Bancorp	1,870	70,836
First BanCorp	13,232	199,671
First Commonwealth Financial Corp.	4,960	73,507
First Financial Bancorp	4,760	106,338
First Financial Bankshares, Inc.	8,050	355,649
First Hawaiian, Inc.	7,410	188,881
First Horizon Corp.	29,630	662,527
Fulton Financial Corp.	11,140	185,927

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Glacier Bancorp, Inc.	6,180	$309,556
Hancock Whitney Corp.	4,689	228,870
Hanmi Financial Corp.	2,091	52,840
Heritage Financial Corp.	1,430	37,209
Hilltop Holdings, Inc.	3,990	115,111
Home Bancshares, Inc.	9,712	229,203
HomeStreet, Inc.	1,010	37,663
Hope Bancorp, Inc.	8,372	125,915
Independent Bank Corp.	2,280	191,064
Independent Bank Group, Inc.	1,840	130,125
International Bancshares Corp.	3,500	153,510
Lakeland Financial Corp.	1,260	98,028
National Bank Holdings Corp., Class A	1,950	81,159
NBT Bancorp, Inc.	2,040	82,702
Northwest Bancshares, Inc.	4,090	58,814
OFG Bancorp	2,890	79,388
Old National Bancorp	18,573	323,356
Pacific Premier Bancorp, Inc.	5,652	190,133
PacWest Bancorp	6,950	194,808
Park National Corp.	700	90,692
Pathward Financial, Inc.	1,850	62,382
Pinnacle Financial Partners, Inc.	3,930	310,863
Preferred Bank	450	32,715
Prosperity Bancshares, Inc.	4,431	328,293
Renasant Corp.	3,450	115,230
S&T Bancorp, Inc.	1,690	52,289
Seacoast Banking Corp. of Florida	3,510	125,588
ServisFirst Bancshares, Inc.	2,750	234,987
Simmons First National Corp., Class A	7,060	167,675
Southside Bancshares, Inc.	1,884	75,247
Synovus Financial Corp.	8,392	338,869
Texas Capital Bancshares, Inc.(a)	2,590	151,826
Triumph Bancorp, Inc.(a)	1,380	100,257
Trustmark Corp.	3,420	111,047
UMB Financial Corp.	2,250	203,625
Umpqua Holdings Corp.	13,870	244,251
United Bankshares, Inc.	8,243	319,334
United Community Banks, Inc.	5,632	191,657
Valley National Bancorp	19,464	227,534
Veritex Holdings, Inc.	2,803	86,725
Washington Federal, Inc.	4,240	144,711
Webster Financial Corp.	10,040	466,358
Westamerica BanCorp	1,210	72,612
Wintrust Financial Corp.	3,190	274,468
		13,700,194
	Shares	Value
BEVERAGES (0.2%)
Celsius Holdings, Inc.(a)	2,270	$201,939
Coca-Cola Consolidated, Inc.	281	144,153
National Beverage Corp.	1,500	81,270
		427,362
BIOTECHNOLOGY (2.0%)
Anika Therapeutics, Inc.(a)	870	20,323
Arcus Biosciences, Inc.(a)	2,660	70,729
Arrowhead Pharmaceuticals, Inc.(a)	6,150	261,559
Avid Bioservices, Inc.(a)	3,940	77,421
Coherus Biosciences, Inc.(a)	4,740	40,148
Cytokinetics, Inc.(a)	4,860	205,724
Dynavax Technologies Corp.(a)	6,000	86,280
Emergent BioSolutions, Inc.(a)	3,000	103,920
Enanta Pharmaceuticals, Inc.(a)	1,070	59,010
Exelixis, Inc.(a)	19,120	399,990
Halozyme Therapeutics, Inc.(a)	7,970	389,733
Ironwood Pharmaceuticals, Inc.(a)	3,360	38,472
iTeos Therapeutics, Inc.(a)	1,000	24,460
Ligand Pharmaceuticals, Inc.(a)	970	89,269
Myriad Genetics, Inc.(a)	4,900	129,262
Neurocrine Biosciences, Inc.(a)	5,430	511,126
Organogenesis Holdings, Inc.(a)	4,190	24,051
REGENXBIO, Inc.(a)	2,560	80,307
uniQure N.V.(a)	2,070	52,475
United Therapeutics Corp.(a)	2,603	601,475
Vanda Pharmaceuticals, Inc.(a)	3,970	42,797
Vericel Corp.(a)	2,940	95,668
Vir Biotechnology, Inc.(a)	4,180	116,246
Xencor, Inc.(a)	3,800	109,022
		3,629,467
BUILDING PRODUCTS (2.5%)
AAON, Inc.	2,608	156,923
American Woodmark Corp.(a)	830	41,683
Apogee Enterprises, Inc.	1,580	65,744
Builders FirstSource, Inc.(a)	9,920	674,560
Carlisle Cos., Inc.	3,020	894,222
Gibraltar Industries, Inc.(a)	2,010	94,048
Griffon Corp.	3,400	102,034
Insteel Industries, Inc.	960	30,048
Lennox International, Inc.	1,969	471,635
Owens Corning	7,460	691,840
PGT Innovations, Inc.(a)	4,020	88,038

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Quanex Building Products Corp.	2,335	$57,464
Resideo Technologies, Inc.(a)	8,810	198,313
Simpson Manufacturing Co., Inc.	2,330	240,642
Trex Co., Inc.(a)	6,520	420,670
UFP Industries, Inc.	3,450	318,125
		4,545,989
CAPITAL MARKETS (1.6%)
Affiliated Managers Group, Inc.	2,150	271,717
B. Riley Financial, Inc.	1,020	52,571
Blucora, Inc.(a)	3,150	63,000
Brightsphere Investment Group, Inc.	2,520	47,653
Donnelley Financial Solutions, Inc.(a)	1,891	64,275
Evercore, Inc., Class A	2,230	222,933
Federated Hermes, Inc.	5,930	202,272
Interactive Brokers Group, Inc., Class A	5,180	304,014
Janus Henderson Group PLC	10,310	265,689
Jefferies Financial Group, Inc.	11,840	385,629
Piper Sandler Cos.	820	103,484
SEI Investments Co.	6,460	357,626
Stifel Financial Corp.	5,927	354,494
StoneX Group, Inc.(a)	930	81,031
Virtus Investment Partners, Inc.	447	92,225
WisdomTree Investments, Inc.	6,910	35,932
		2,904,545
CHEMICALS (2.6%)
AdvanSix, Inc.	1,690	66,400
American Vanguard Corp.	1,350	31,604
Ashland Global Holdings, Inc.	2,870	288,349
Avient Corp.	5,390	232,578
Balchem Corp.	1,815	246,404
Cabot Corp.	3,070	227,978
Chemours Co. (The)	9,050	322,089
FutureFuel Corp.	1,390	9,994
GCP Applied Technologies, Inc.(a)	3,440	108,360
H.B. Fuller Co.	2,950	189,390
Hawkins, Inc.	960	38,160
Ingevity Corp.(a)	2,130	142,923
Innospec, Inc.	1,190	121,380
Koppers Holdings, Inc.	1,350	31,779
Livent Corp.(a)	9,470	235,708
Minerals Technologies, Inc.	1,650	110,237
NewMarket Corp.	409	127,117
Olin Corp.	7,950	415,546
Quaker Chemical Corp.	770	124,902
Rayonier Advanced Materials, Inc.(a)	4,493	15,905
RPM International, Inc.	7,170	648,168
	Shares	Value
Scotts Miracle-Gro Co. (The)	2,290	$203,696
Sensient Technologies Corp.	2,250	193,455
Stepan Co.	1,070	120,065
Tredegar Corp.	2,040	21,379
Trinseo PLC	2,050	73,329
Valvoline, Inc.	11,176	360,091
		4,706,986
COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	3,890	174,428
Brady Corp., Class A	2,820	134,937
Brink's Co. (The)	2,790	158,863
Clean Harbors, Inc.(a)	2,830	276,180
Corecivic, Inc.(a)	7,688	82,800
Deluxe Corp.	2,730	68,632
Geo Group, Inc. (The)(a)	8,224	53,949
Harsco Corp.(a)	5,250	25,252
Healthcare Services Group, Inc.	4,472	64,128
HNI Corp.	2,680	94,658
IAA, Inc.(a)	8,040	303,349
Interface, Inc.	3,860	55,931
KAR Auction Services, Inc.(a)	7,650	130,815
Matthews International Corp., Class A	2,160	60,372
MillerKnoll, Inc.	9,660	290,863
MSA Safety, Inc.	2,140	274,648
Pitney Bowes, Inc.	11,310	36,984
Stericycle, Inc.(a)	5,230	245,130
Tetra Tech, Inc.	3,110	476,670
UniFirst Corp.	900	176,301
Viad Corp.(a)	1,420	47,953
		3,232,843
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN Holdings, Inc.	2,480	59,743
CalAmp Corp.(a)	4,110	19,358
Calix, Inc.(a)	3,320	189,373
Ciena Corp.(a)	8,850	456,660
Comtech Telecommunications Corp.	1,710	19,870
Digi International, Inc.(a)	2,130	60,684
Extreme Networks, Inc.(a)	8,160	106,733
Harmonic, Inc.(a)	6,990	76,331
Lumentum Holdings, Inc.(a)	3,995	361,387
NETGEAR, Inc.(a)	1,810	46,662
NetScout Systems, Inc.(a)	4,450	158,331
Plantronics, Inc.(a)	2,510	99,873
ViaSat, Inc.(a)	4,160	136,989
Viavi Solutions, Inc.(a)	15,250	225,700
		2,017,694

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION & ENGINEERING (1.6%)
AECOM	7,872	$566,784
Arcosa, Inc.	2,773	142,976
Comfort Systems USA, Inc.	2,020	213,433
Dycom Industries, Inc.(a)	1,610	166,088
EMCOR Group, Inc.	2,790	324,672
Fluor Corp.(a)	8,500	215,985
Granite Construction, Inc.	2,780	83,122
MasTec, Inc.(a)	3,230	254,944
MDU Resources Group, Inc.	12,060	344,554
MYR Group, Inc.(a)	900	85,707
NV5 Global, Inc.(a)	680	92,208
Valmont Industries, Inc.	1,240	336,635
		2,827,108
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,240	283,248
CONSUMER FINANCE (0.7%)
Bread Financial Holdings, Inc.	2,670	105,759
Encore Capital Group, Inc.(a)	1,360	98,505
Enova International, Inc.(a)	2,123	73,265
EZCORP, Inc., Class A(a)	4,470	35,939
FirstCash Holdings, Inc.	2,218	162,491
Green Dot Corp., Class A(a)	3,400	95,540
LendingTree, Inc.(a)	582	26,527
Navient Corp.	9,950	163,876
PRA Group, Inc.(a)	2,600	103,584
PROG Holdings, Inc.(a)	3,420	62,996
SLM Corp.	18,200	283,920
World Acceptance Corp.(a)	230	25,478
		1,237,880
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.	3,850	414,876
Greif, Inc., Class A	1,390	98,162
Myers Industries, Inc.	1,870	45,497
O-I Glass, Inc.(a)	9,590	141,069
Silgan Holdings, Inc.	5,620	250,090
Sonoco Products Co.	5,570	353,639
		1,303,333
DIVERSIFIED CONSUMER SERVICES (1.1%)
Adtalem Global Education, Inc.(a)	2,840	113,884
American Public Education, Inc.(a)	1,300	20,423
Frontdoor, Inc.(a)	3,470	92,892
Graham Holdings Co., Class B	277	164,674
Grand Canyon Education, Inc.(a)	2,030	195,022
H&R Block, Inc.	9,340	373,226
	Shares	Value
Perdoceo Education Corp.(a)	5,420	$74,254
Service Corp. International	9,460	704,392
Strategic Education, Inc.	1,309	94,026
Stride, Inc.(a)	2,390	106,785
WW International, Inc.(a)	3,710	24,634
		1,964,212
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Voya Financial, Inc.	5,920	356,147
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
ATN International, Inc.	680	31,307
Cogent Communications Holdings, Inc.	2,530	161,440
Consolidated Communications Holdings, Inc.(a)	6,340	41,844
Iridium Communications, Inc.(a)	8,000	357,680
		592,271
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	3,090	191,796
Hawaiian Electric Industries, Inc.	6,820	288,486
IDACORP, Inc.	3,030	338,511
OGE Energy Corp.	12,900	529,932
PNM Resources, Inc.	5,510	265,968
Portland General Electric Co.	4,320	221,789
		1,836,482
ELECTRICAL EQUIPMENT (1.5%)
Acuity Brands, Inc.	1,950	355,680
AZZ, Inc.	1,470	62,534
Encore Wire Corp.	1,080	149,548
EnerSys	2,030	133,797
Hubbell, Inc.	3,050	668,011
nVent Electric PLC	9,720	343,213
Powell Industries, Inc.	740	17,730
Regal Rexnord Corp.	3,710	498,253
Sunrun, Inc.(a)	11,880	388,357
Vicor Corp.(a)	1,210	88,282
		2,705,405
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.3%)
Advanced Energy Industries, Inc.	2,030	181,665
Arlo Technologies, Inc.(a)	5,581	39,234
Arrow Electronics, Inc.(a)	3,680	471,666
Avnet, Inc.	9,480	453,808
Badger Meter, Inc.	3,640	350,132
Belden, Inc.	2,470	159,858
Benchmark Electronics, Inc.	2,340	59,857
Cognex Corp.	9,870	503,173

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CTS Corp.	5,390	$219,265
ePlus, Inc.(a)	1,520	84,466
Fabrinet(a)	2,050	196,923
FARO Technologies, Inc.(a)	1,130	36,748
II-VI, Inc.(a)	8,902	468,601
Insight Enterprises, Inc.(a)	2,110	197,095
IPG Photonics Corp.(a)	1,970	209,963
Itron, Inc.(a)	6,000	350,400
Jabil, Inc.	8,270	490,742
Knowles Corp.(a)	5,710	112,772
Littelfuse, Inc.	1,425	397,390
Methode Electronics, Inc.	2,840	117,122
National Instruments Corp.	8,955	340,290
Novanta, Inc.(a)	2,040	314,568
OSI Systems, Inc.(a)	2,980	288,077
PC Connection, Inc.	730	34,624
Plexus Corp.(a)	3,580	336,341
Rogers Corp.(a)	1,110	298,867
Sanmina Corp.(a)	3,930	180,976
ScanSource, Inc.(a)	1,530	48,883
TD SYNNEX Corp.	2,398	240,807
TTM Technologies, Inc.(a)	7,740	104,722
Vishay Intertechnology, Inc.	8,280	171,065
Vontier Corp.	10,470	270,126
		7,730,226
ENERGY EQUIPMENT & SERVICES (1.0%)
Archrock, Inc.	10,770	90,899
Bristow Group, Inc.(a)	1,320	34,056
ChampionX Corp.	11,530	240,862
Core Laboratories N.V.	2,630	49,812
DMC Global, Inc.(a)	1,040	23,670
Dril-Quip, Inc.(a)	1,350	34,627
Helix Energy Solutions Group, Inc.(a)	12,550	50,702
Helmerich & Payne, Inc.	5,070	234,741
Nabors Industries Ltd.(a)	508	72,385
NOV, Inc.	21,080	392,299
Oceaneering International, Inc.(a)	5,950	63,189
Oil States International, Inc.(a)	5,450	27,795
Patterson-UTI Energy, Inc.	13,040	215,812
ProPetro Holding Corp.(a)	6,670	70,168
RPC, Inc.(a)	9,030	73,685
U.S. Silica Holdings, Inc.(a)	4,660	64,448
		1,739,150
ENTERTAINMENT (0.2%)
Cinemark Holdings, Inc.(a)	6,810	124,828
	Shares	Value
Marcus Corp. (The)(a)	1,710	$28,095
World Wrestling Entertainment, Inc., Class A	2,590	179,513
		332,436
EQUITY REAL ESTATE INVESTMENT TRUSTS (7.6%)
Acadia Realty Trust	5,897	101,016
Agree Realty Corp.	4,710	374,869
Alexander & Baldwin, Inc.	4,923	98,017
American Assets Trust, Inc.	3,540	107,014
American Campus Communities, Inc.	8,070	527,132
Apartment Income REIT Corp.	9,750	442,065
Armada Hoffler Properties, Inc.	4,940	70,049
Brandywine Realty Trust	8,970	83,870
Brixmor Property Group, Inc.	19,130	443,433
CareTrust REIT, Inc.	5,808	119,935
Centerspace	1,060	91,043
Chatham Lodging Trust(a)	2,050	24,928
Corporate Office Properties Trust	7,210	202,961
DiamondRock Hospitality Co.(a)	14,060	130,477
Douglas Emmett, Inc.	11,530	272,569
Easterly Government Properties, Inc.	5,040	102,161
EastGroup Properties, Inc.	2,750	468,985
EPR Properties	4,250	228,692
Essential Properties Realty Trust, Inc.	7,610	183,553
First Industrial Realty Trust, Inc.	8,570	445,211
Four Corners Property Trust, Inc.	5,927	173,246
Franklin Street Properties Corp.	3,260	12,355
Getty Realty Corp.	2,470	72,470
Global Net Lease, Inc.	5,720	86,315
Hersha Hospitality Trust(a)	2,750	27,720
Highwoods Properties, Inc.	6,990	248,634
Hudson Pacific Properties, Inc.	9,340	140,474
Independence Realty Trust, Inc.	9,670	214,674
Industrial Logistics Properties Trust	4,080	40,922
Innovative Industrial Properties, Inc.	1,650	159,077
iStar, Inc.	4,860	81,211
JBG Smith Properties	7,540	191,818
Kilroy Realty Corp.	6,560	355,421
Kite Realty Group Trust	13,285	264,239
Lamar Advertising Co., Class A	5,220	527,533
Life Storage, Inc.	5,300	667,217
LTC Properties, Inc.	2,760	115,644
LXP Industrial Trust	15,915	174,588
Macerich Co. (The)	16,239	172,296
National Retail Properties, Inc.	11,250	535,612
National Storage Affiliates Trust	5,340	292,846

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
NexPoint Residential Trust, Inc.	1,426	$94,886
Office Properties Income Trust	3,047	63,317
Omega Healthcare Investors, Inc.	14,066	436,046
Orion Office REIT, Inc.	3,380	36,977
Park Hotels & Resorts, Inc.	14,674	228,768
Pebblebrook Hotel Trust	8,486	165,986
PotlatchDeltic Corp.	4,042	198,179
Rayonier, Inc.	8,920	336,730
Retail Opportunity Investments Corp.	8,910	155,569
Rexford Industrial Realty, Inc.	9,540	624,011
RPT Realty	4,060	44,132
Sabra Health Care REIT, Inc.	12,749	196,207
Safehold, Inc.	970	41,361
Saul Centers, Inc.	970	50,712
Service Properties Trust	8,860	57,944
SITE Centers Corp.	11,650	170,206
SL Green Realty Corp.	3,500	173,775
Spirit Realty Capital, Inc.	8,000	354,720
STORE Capital Corp.	16,090	466,932
Summit Hotel Properties, Inc.(a)	8,030	63,036
Tanger Factory Outlet Centers, Inc.	6,800	110,636
Uniti Group, Inc.	15,294	152,481
Urban Edge Properties	6,590	108,274
Urstadt Biddle Properties, Inc., Class A	2,370	43,608
Veris Residential, Inc.(a)	5,020	70,029
Washington Real Estate Investment Trust	5,140	113,954
Whitestone REIT	1,040	11,679
Xenia Hotels & Resorts, Inc.(a)	7,450	122,329
		13,764,776
FOOD & STAPLES RETAILING (0.8%)
Andersons, Inc. (The)	2,005	72,521
BJ's Wholesale Club Holdings, Inc.(a)	7,820	529,414
Chefs' Warehouse, Inc. (The)(a)	2,200	76,142
Grocery Outlet Holding Corp.(a)	5,330	227,697
PriceSmart, Inc.	1,420	94,260
SpartanNash Co.	2,424	78,271
Sprouts Farmers Market, Inc.(a)	7,460	206,194
United Natural Foods, Inc.(a)	3,380	143,684
		1,428,183
FOOD PRODUCTS (1.7%)
B&G Foods, Inc.	4,180	103,288
Calavo Growers, Inc.	1,180	47,554
Cal-Maine Foods, Inc.	2,600	132,886
Darling Ingredients, Inc.(a)	9,140	633,219
Flowers Foods, Inc.	12,403	352,369
Fresh Del Monte Produce, Inc.	2,440	72,492
	Shares	Value
Hain Celestial Group, Inc. (The)(a)	5,670	$128,993
Hostess Brands, Inc.(a)	4,380	99,076
Ingredion, Inc.	3,780	343,904
J & J Snack Foods Corp.	970	131,445
John B. Sanfilippo & Son, Inc.	500	37,450
Lancaster Colony Corp.	1,270	168,123
Pilgrim's Pride Corp.(a)	3,660	114,814
Post Holdings, Inc.(a)	3,225	280,382
Seneca Foods Corp., Class A(a)	320	18,214
Simply Good Foods Co. (The)(a)	5,330	173,865
Tootsie Roll Industries, Inc.	1,045	36,700
TreeHouse Foods, Inc.(a)	3,450	149,799
		3,024,573
GAS UTILITIES (1.3%)
Chesapeake Utilities Corp.	1,130	154,957
National Fuel Gas Co.	4,850	350,849
New Jersey Resources Corp.	6,230	287,764
Northwest Natural Holding Co.	1,440	77,285
ONE Gas, Inc.	3,080	261,615
South Jersey Industries, Inc.	6,750	231,390
Southwest Gas Holdings, Inc.	3,760	326,970
Spire, Inc.	2,780	209,167
UGI Corp.	12,260	529,141
		2,429,138
HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
AngioDynamics, Inc.(a)	2,440	55,364
Artivion, Inc.(a)	2,660	52,136
Avanos Medical, Inc.(a)	3,140	89,082
BioLife Solutions, Inc.(a)	1,960	37,769
Cardiovascular Systems, Inc.(a)	2,550	39,295
CONMED Corp.	1,730	168,900
Cutera, Inc.(a)	1,020	47,348
Embecta Corp.(a)	3,030	89,173
Enovis Corp.(a)	2,533	151,271
Envista Holdings Corp.(a)	9,830	399,589
Glaukos Corp.(a)	2,840	152,934
Globus Medical, Inc., Class A(a)	4,710	276,430
Haemonetics Corp.(a)	3,030	210,555
Heska Corp.(a)	570	52,149
ICU Medical, Inc.(a)	1,244	220,399
Inari Medical, Inc.(a)	1,990	154,384
Inogen, Inc.(a)	1,300	36,166
Integer Holdings Corp.(a)	1,870	130,694
Integra LifeSciences Holdings Corp.(a)	4,540	249,882
Lantheus Holdings, Inc.(a)	3,865	296,523
LeMaitre Vascular, Inc.	1,310	65,958

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LivaNova PLC(a)	3,030	$192,920
Masimo Corp.(a)	2,970	429,403
Meridian Bioscience, Inc.(a)	2,800	88,648
Merit Medical Systems, Inc.(a)	3,145	180,775
Mesa Laboratories, Inc.	330	70,372
Neogen Corp.(a)	6,678	154,462
NuVasive, Inc.(a)	3,000	157,560
Omnicell, Inc.(a)	2,560	281,907
OraSure Technologies, Inc.(a)	3,830	11,720
Orthofix Medical, Inc.(a)	1,110	28,472
Penumbra, Inc.(a)	2,060	287,123
QuidelOrtho Corp.(a)	2,840	289,794
Shockwave Medical, Inc.(a)	2,070	436,625
STAAR Surgical Co.(a)	4,990	402,693
Surmodics, Inc.(a)	870	30,276
Tandem Diabetes Care, Inc.(a)	3,710	245,639
Varex Imaging Corp.(a)	2,360	52,604
Zimvie, Inc.(a)	530	10,293
Zynex, Inc.	2,013	17,272
		6,344,559
HEALTH CARE PROVIDERS & SERVICES (2.6%)
Acadia Healthcare Co., Inc.(a)	5,210	431,961
Addus HomeCare Corp.(a)	940	87,241
Amedisys, Inc.(a)	1,919	229,992
AMN Healthcare Services, Inc.(a)	2,670	300,215
Apollo Medical Holdings, Inc.(a)	2,330	123,560
Chemed Corp.	921	443,084
CorVel Corp.(a)	590	97,285
Covetrus, Inc.(a)	6,590	136,874
Cross Country Healthcare, Inc.(a)	2,380	62,737
Encompass Health Corp.	5,810	294,102
Enhabit, Inc.(a)	2,905	50,867
Ensign Group, Inc. (The)	3,220	256,602
Fulgent Genetics, Inc.(a)	1,210	72,297
Hanger, Inc.(a)	2,770	51,439
HealthEquity, Inc.(a)	4,760	276,889
Joint Corp. (The)(a)	940	16,074
LHC Group, Inc.(a)	1,860	303,292
ModivCare, Inc.(a)	700	69,860
Option Care Health, Inc.(a)	9,030	303,408
Owens & Minor, Inc.	4,565	161,647
Patterson Cos., Inc.	5,780	179,527
Pennant Group, Inc. (The)(a)	1,955	26,080
Progyny, Inc.(a)	4,350	132,805
R1 RCM, Inc.(a)	9,020	225,500
RadNet, Inc.(a)	3,160	65,001
	Shares	Value
Select Medical Holdings Corp.	7,470	$221,261
U.S. Physical Therapy, Inc.	810	105,122
		4,724,722
HEALTH CARE TECHNOLOGY (0.2%)
Allscripts Healthcare Solutions, Inc.(a)	7,896	124,915
Computer Programs and Systems, Inc.(a)	890	30,046
HealthStream, Inc.(a)	1,710	41,143
NextGen Healthcare, Inc.(a)	4,380	74,985
OptimizeRx Corp.(a)	1,210	27,189
Simulations Plus, Inc.	1,100	70,565
		368,843
HOTELS, RESTAURANTS & LEISURE (1.6%)
Choice Hotels International, Inc.	2,360	285,253
Cracker Barrel Old Country Store, Inc.	1,510	143,556
Dine Brands Global, Inc.	1,190	84,859
El Pollo Loco Holdings, Inc.(a)	2,780	27,022
Jack in the Box, Inc.	1,380	95,413
Marriott Vacations Worldwide Corp.	2,696	369,136
Papa John's International, Inc.	1,980	189,862
Shake Shack, Inc., Class A(a)	2,540	130,708
Six Flags Entertainment Corp.(a)	5,010	113,577
Texas Roadhouse, Inc.	4,140	361,091
Travel + Leisure Co.	5,520	237,967
Wendy's Co. (The)	13,320	280,120
Wingstop, Inc.	1,790	225,862
Wyndham Hotels & Resorts, Inc.	5,810	403,272
		2,947,698
HOUSEHOLD DURABLES (1.9%)
Cavco Industries, Inc.(a)	520	134,051
Century Communities, Inc.	1,740	89,036
Ethan Allen Interiors, Inc.	1,690	38,853
Green Brick Partners, Inc.(a)	1,270	34,036
Helen of Troy Ltd.(a)	1,400	187,306
Installed Building Products, Inc.	1,400	141,988
iRobot Corp.(a)	1,580	72,696
KB Home	5,740	187,354
La-Z-Boy, Inc.	2,770	77,200
Leggett & Platt, Inc.	8,050	319,102
LGI Homes, Inc.(a)	1,260	142,128
M.D.C Holdings, Inc.	4,213	152,721
M/I Homes, Inc.(a)	1,780	81,898
Meritage Homes Corp.(a)	2,050	181,015
Sonos, Inc.(a)	5,930	131,112
Taylor Morrison Home Corp.(a)	8,022	230,231

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Tempur Sealy International, Inc.	11,940	$328,111
Toll Brothers, Inc.	6,710	329,998
TopBuild Corp.(a)	1,920	406,502
Tri Pointe Homes, Inc.(a)	7,910	146,493
Tupperware Brands Corp.(a)	3,130	23,350
Universal Electronics, Inc.(a)	870	24,143
		3,459,324
HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Co.(a)	490	21,236
Central Garden & Pet Co., Class A(a)	2,790	113,832
Energizer Holdings, Inc.	4,160	122,845
WD-40 Co.	832	147,572
		405,485
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.1%)
Ormat Technologies, Inc.	2,540	219,812
INSURANCE (3.6%)
Alleghany Corp.(a)	807	675,846
Ambac Financial Group, Inc.(a)	3,130	36,840
American Equity Investment Life Holding Co.	5,140	193,058
American Financial Group, Inc.	3,910	522,689
AMERISAFE, Inc.	960	43,738
Assured Guaranty Ltd.	3,900	227,721
Brighthouse Financial, Inc.(a)	4,220	183,232
CNO Financial Group, Inc.	8,370	156,937
eHealth, Inc.(a)	1,790	13,246
Employers Holdings, Inc.	1,790	71,081
First American Financial Corp.	6,120	354,960
Genworth Financial, Inc., Class A(a)	32,420	137,785
Hanover Insurance Group, Inc. (The)	2,100	286,587
HCI Group, Inc.	520	35,604
Horace Mann Educators Corp.	2,710	92,817
James River Group Holdings Ltd.	2,340	55,598
Kemper Corp.	3,412	159,682
Kinsale Capital Group, Inc.	1,270	308,877
Mercury General Corp.	1,810	75,893
Old Republic International Corp.	18,870	439,105
Palomar Holdings, Inc.(a)	1,510	94,179
Primerica, Inc.	2,230	286,979
ProAssurance Corp.	3,130	69,267
Reinsurance Group of America, Inc.	3,810	441,122
RenaissanceRe Holdings Ltd.	2,560	331,034
RLI Corp.	2,350	258,453
Safety Insurance Group, Inc.	630	54,527
	Shares	Value
Selective Insurance Group, Inc.	3,380	$263,167
Selectquote, Inc.(a)	7,030	12,935
SiriusPoint Ltd.(a)	12,150	53,217
Stewart Information Services Corp.	1,500	81,975
Trupanion, Inc.(a)	1,960	123,539
United Fire Group, Inc.	1,750	57,452
Universal Insurance Holdings, Inc.	2,360	29,854
Unum Group	11,990	385,958
		6,614,954
INTERACTIVE MEDIA & SERVICES (0.3%)
Cars.com, Inc.(a)	3,830	45,041
QuinStreet, Inc.(a)	3,500	37,625
Shutterstock, Inc.	1,410	79,665
TripAdvisor, Inc.(a)	6,380	121,284
Yelp, Inc.(a)	4,470	137,050
Ziff Davis, Inc.(a)	2,700	221,103
		641,768
INTERNET & DIRECT MARKETING RETAIL (0.0%)
Liquidity Services, Inc.(a)	1,830	36,838
PetMed Express, Inc.	1,470	32,075
		68,913
IT SERVICES (1.9%)
Concentrix Corp.	2,478	331,457
CSG Systems International, Inc.	2,130	138,982
Euronet Worldwide, Inc.(a)	2,910	285,966
EVERTEC, Inc.	4,250	165,707
ExlService Holdings, Inc.(a)	1,980	333,373
Genpact Ltd.	11,100	533,688
Kyndryl Holdings, Inc.(a)	11,070	115,903
MAXIMUS, Inc.	3,580	239,323
Perficient, Inc.(a)	1,980	208,930
Sabre Corp.(a)	18,980	116,727
TTEC Holdings, Inc.	1,230	89,999
Unisys Corp.(a)	4,120	56,526
Western Union Co. (The)	26,570	452,221
WEX, Inc.(a)	2,612	434,141
		3,502,943
LEISURE PRODUCTS (1.1%)
Brunswick Corp.	4,220	338,106
Callaway Golf Co.(a)	7,640	175,338
Mattel, Inc.(a)	20,930	485,576
Polaris, Inc.	3,260	382,333
Sturm Ruger & Co., Inc.	1,030	68,114

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Vista Outdoor, Inc.(a)	3,370	$101,437
YETI Holdings, Inc.(a)	8,410	426,976
		1,977,880
LIFE SCIENCES TOOLS & SERVICES (1.3%)
Azenta, Inc.	4,340	296,248
Bruker Corp.	6,080	416,784
Medpace Holdings, Inc.(a)	1,640	278,029
NeoGenomics, Inc.(a)	7,740	78,329
Repligen Corp.(a)	2,970	633,679
Sotera Health Co.(a)	5,750	110,400
Syneos Health, Inc.(a)	5,860	463,761
		2,277,230
MACHINERY (4.3%)
AGCO Corp.	3,500	381,220
Alamo Group, Inc.	450	58,235
Albany International Corp., Class A	1,720	156,984
Astec Industries, Inc.	1,290	63,378
Barnes Group, Inc.	2,990	101,122
Chart Industries, Inc.(a)	2,060	401,885
CIRCOR International, Inc.(a)	1,050	18,281
Crane Holdings Co.	2,730	270,079
Donaldson Co., Inc.	7,170	390,120
Enerpac Tool Group Corp.	3,220	65,366
EnPro Industries, Inc.	1,030	96,284
Esab Corp.	2,743	113,066
ESCO Technologies, Inc.	1,240	96,162
Federal Signal Corp.	3,710	154,039
Flowserve Corp.	7,850	265,644
Franklin Electric Co., Inc.	2,340	212,519
Graco, Inc.	10,010	672,272
Greenbrier Cos., Inc. (The)	1,910	60,776
Hillenbrand, Inc.	4,550	210,210
ITT, Inc.	4,670	350,390
John Bean Technologies Corp.	1,765	198,227
Kennametal, Inc.	5,110	137,203
Lincoln Electric Holdings, Inc.	3,290	465,338
Lindsay Corp.	570	87,757
Meritor, Inc.(a)	4,300	156,606
Middleby Corp. (The)(a)	3,120	451,433
Mueller Industries, Inc.	3,260	219,496
Oshkosh Corp.	3,460	297,906
Proto Labs, Inc.(a)	1,640	80,180
SPX Corp.(a)	2,730	161,425
Standex International Corp.	470	45,628
Tennant Co.	980	65,689
	Shares	Value
Terex Corp.	4,240	$142,082
Timken Co. (The)	3,900	254,982
Titan International, Inc.(a)	3,580	60,001
Toro Co. (The)	5,790	497,882
Trinity Industries, Inc.	5,430	140,908
Wabash National Corp.	3,350	60,501
Watts Water Technologies, Inc., Class A	1,500	207,195
		7,868,471
MARINE (0.2%)
Kirby Corp.(a)	3,240	205,546
Matson, Inc.	2,330	213,591
		419,137
MEDIA (0.8%)
AMC Networks, Inc., Class A(a)	1,770	54,020
Cable One, Inc.	294	404,744
EW Scripps Co. (The), Class A(a)	4,230	60,320
Gannett Co., Inc.(a)	9,232	27,788
John Wiley & Sons, Inc., Class A	2,570	134,205
New York Times Co. (The), Class A	9,910	316,625
Scholastic Corp.	2,000	94,140
TechTarget, Inc.(a)	1,660	108,215
TEGNA, Inc.	13,770	288,344
Thryv Holdings, Inc.(a)	1,120	27,261
		1,515,662
METALS & MINING (2.7%)
Alcoa Corp.	10,260	522,131
Arconic Corp.(a)	6,430	194,250
ATI, Inc.(a)	7,680	191,155
Carpenter Technology Corp.	2,700	86,778
Century Aluminum Co.(a)	3,330	26,274
Cleveland-Cliffs, Inc.(a)	27,538	487,698
Commercial Metals Co.	7,020	278,132
Compass Minerals International, Inc.	1,850	68,876
Haynes International, Inc.	650	25,129
Kaiser Aluminum Corp.	750	56,828
Materion Corp.	1,090	89,315
MP Materials Corp.(a)	4,060	136,294
Olympic Steel, Inc.	700	20,811
Reliance Steel & Aluminum Co.	3,520	669,680
Royal Gold, Inc.	5,420	567,853
Steel Dynamics, Inc.	10,300	802,164
SunCoke Energy, Inc.	6,340	46,916
TimkenSteel Corp.(a)	2,885	58,537
United States Steel Corp.	14,780	349,547

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Warrior Met Coal, Inc.	2,930	$93,555
Worthington Industries, Inc.	2,010	102,932
		4,874,855
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	9,200	117,576
Armour Residential REIT, Inc.	3,580	28,175
Ellington Financial, Inc.	2,800	44,940
Franklin BSP Realty Trust, Inc.	2,986	45,835
Granite Point Mortgage Trust, Inc.	3,550	37,666
Invesco Mortgage Capital, Inc.	1,447	25,612
KKR Real Estate Finance Trust, Inc.	3,250	63,342
New York Mortgage Trust, Inc.	22,570	70,870
Pennymac Mortgage Investment Trust	6,300	96,768
Ready Capital Corp.	4,730	65,794
Redwood Trust, Inc.	7,420	64,257
Two Harbors Investment Corp.	16,750	90,115
		750,950
MULTILINE RETAIL (0.5%)
Big Lots, Inc.	2,030	40,986
Kohl's Corp.	7,380	215,053
Macy's, Inc.	16,410	289,636
Nordstrom, Inc.	6,860	161,279
Ollie's Bargain Outlet Holdings, Inc.(a)	3,380	199,251
		906,205
MULTI-UTILITIES (0.4%)
Avista Corp.	4,270	180,450
Black Hills Corp.	3,560	274,832
NorthWestern Corp.	3,080	170,786
Unitil Corp.	900	49,293
		675,361
OIL, GAS & CONSUMABLE FUELS (3.4%)
Antero Midstream Corp.	20,950	210,757
Callon Petroleum Co.(a)	2,595	119,474
Civitas Resources, Inc.	4,010	236,430
CNX Resources Corp.(a)	12,620	217,947
CONSOL Energy, Inc.(a)	1,767	108,353
Dorian LPG Ltd.	1,410	22,729
DT Midstream, Inc.	5,210	286,706
EQT Corp.	16,810	740,144
Equitrans Midstream Corp.	24,280	190,598
Green Plains, Inc.(a)	3,320	119,586
HF Sinclair Corp.	8,470	405,035
Laredo Petroleum, Inc.(a)	837	74,217
	Shares	Value
Matador Resources Co.	6,100	$352,458
Murphy Oil Corp.	8,200	288,148
Par Pacific Holdings, Inc.(a)	3,510	57,915
PBF Energy, Inc., Class A(a)	5,460	182,091
PDC Energy, Inc.	5,218	342,771
Range Resources Corp.(a)	14,320	473,563
Ranger Oil Corp., Class A	1,250	47,575
REX American Resources Corp.(a)	220	21,001
SM Energy Co.	6,800	280,704
Southwestern Energy Co.(a)	57,540	406,232
Talos Energy, Inc.(a)	2,940	55,713
Targa Resources Corp.	12,790	883,917
World Fuel Services Corp.	3,790	105,059
		6,229,123
PAPER & FOREST PRODUCTS (0.3%)
Clearwater Paper Corp.(a)	1,050	37,485
Glatfelter Corp.	3,040	18,666
Louisiana-Pacific Corp.	4,970	316,241
Mercer International, Inc.	4,510	71,980
Sylvamo Corp.	2,080	81,619
		525,991
PERSONAL PRODUCTS (0.5%)
BellRing Brands, Inc.(a)	5,838	140,929
Coty, Inc., Class A(a)	20,900	152,988
Edgewell Personal Care Co.	3,170	126,103
elf Beauty, Inc.(a)	2,700	90,531
Inter Parfums, Inc.	1,130	94,321
Medifast, Inc.	700	117,733
Nu Skin Enterprises, Inc., Class A	2,940	127,919
USANA Health Sciences, Inc.(a)	700	48,734
		899,258
PHARMACEUTICALS (1.0%)
Amphastar Pharmaceuticals, Inc.(a)	2,910	108,805
ANI Pharmaceuticals, Inc.(a)	800	27,400
Cara Therapeutics, Inc.(a)	2,880	25,171
Collegium Pharmaceutical, Inc.(a)	2,440	41,944
Harmony Biosciences Holdings, Inc.(a)	1,420	72,037
Innoviva, Inc.(a)	4,480	64,243
Jazz Pharmaceuticals PLC(a)	3,600	561,816
Nektar Therapeutics(a)	10,740	42,530
Pacira BioSciences, Inc.(a)	2,600	147,056
Perrigo Co. PLC	7,810	327,005
Phibro Animal Health Corp., Class A	1,400	27,398

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Prestige Consumer Healthcare, Inc.(a)	2,920	$176,105
Supernus Pharmaceuticals, Inc.(a)	3,490	110,807
		1,732,317
PROFESSIONAL SERVICES (2.1%)
ASGN, Inc.(a)	2,870	297,791
CACI International, Inc., Class A(a)	1,387	419,276
Exponent, Inc.	2,960	297,451
Forrester Research, Inc.(a)	780	36,262
FTI Consulting, Inc.(a)	2,060	336,934
Heidrick & Struggles International, Inc.	1,020	31,763
Insperity, Inc.	2,060	226,064
KBR, Inc.	8,360	445,003
Kelly Services, Inc., Class A	11,460	248,453
Korn Ferry	5,600	366,856
ManpowerGroup, Inc.	5,170	405,380
ManTech International Corp., Class A	1,600	153,312
Resources Connection, Inc.	2,440	52,362
Science Applications International Corp.	3,194	309,403
TrueBlue, Inc.(a)	9,630	208,393
		3,834,703
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Anywhere Real Estate, Inc.(a)	7,430	73,780
Douglas Elliman, Inc.	2,230	13,380
Jones Lang LaSalle, Inc.(a)	3,828	729,885
Marcus & Millichap, Inc.	1,880	76,929
RE/MAX Holdings, Inc., Class A	930	23,566
St Joe Co. (The)	2,250	94,545
		1,012,085
ROAD & RAIL (1.5%)
ArcBest Corp.	1,380	122,268
Avis Budget Group, Inc.(a)	1,960	356,779
Heartland Express, Inc.	2,983	47,370
Knight-Swift Transportation Holdings, Inc.	9,380	515,431
Landstar System, Inc.	2,160	338,213
Marten Transport Ltd.	5,189	111,875
Ryder System, Inc.	5,290	414,313
Saia, Inc.(a)	1,510	359,153
Werner Enterprises, Inc.	4,020	176,719
XPO Logistics, Inc.(a)	5,750	343,505
		2,785,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Alpha & Omega Semiconductor Ltd.(a)	920	38,649
Amkor Technology, Inc.	6,260	126,264
Axcelis Technologies, Inc.(a)	1,920	135,034
	Shares	Value
CEVA, Inc.(a)	1,400	$52,122
Cirrus Logic, Inc.(a)	3,100	264,926
Cohu, Inc.(a)	3,030	86,597
Diodes, Inc.(a)	2,480	201,798
First Solar, Inc.(a)	5,580	553,369
FormFactor, Inc.(a)	4,660	165,710
Ichor Holdings Ltd.(a)	1,700	53,142
Kulicke & Soffa Industries, Inc.	3,510	168,901
Lattice Semiconductor Corp.(a)	8,080	496,920
MaxLinear, Inc.(a)	4,100	165,681
MKS Instruments, Inc.	2,950	348,690
Onto Innovation, Inc.(a)	2,729	227,189
PDF Solutions, Inc.(a)	1,850	49,913
Photronics, Inc.(a)	3,790	90,240
Power Integrations, Inc.	3,290	279,683
Rambus, Inc.(a)	6,750	170,640
Semtech Corp.(a)	3,610	225,011
Silicon Laboratories, Inc.(a)	2,050	302,334
SiTime Corp.(a)	890	165,522
SMART Global Holdings, Inc.(a)	2,820	55,328
SunPower Corp.(a)	5,220	106,331
Synaptics, Inc.(a)	2,230	323,239
Ultra Clean Holdings, Inc.(a)	2,670	89,712
Universal Display Corp.	4,030	465,304
Veeco Instruments, Inc.(a)	3,049	66,468
Wolfspeed, Inc.(a)	6,980	581,434
		6,056,151
SOFTWARE (2.8%)
8x8, Inc.(a)	7,020	34,328
A10 Networks, Inc.	1,680	25,049
ACI Worldwide, Inc.(a)	7,240	206,557
Agilysys, Inc.(a)	1,330	64,239
Alarm.com Holdings, Inc.(a)	2,790	197,448
Aspen Technology, Inc.(a)	1,622	331,034
Blackbaud, Inc.(a)	2,560	156,979
Cerence, Inc.(a)	2,290	64,509
CommVault Systems, Inc.(a)	2,770	155,369
Consensus Cloud Solution, Inc.(a)	950	51,329
Digital Trubine, Inc.(a)	5,390	108,177
Ebix, Inc.	1,630	38,566
Envestnet, Inc.(a)	3,120	181,802
Fair Isaac Corp.(a)	1,508	696,741
InterDigital, Inc.	1,620	99,452
LivePerson, Inc.(a)	4,190	57,152
LiveRamp Holdings, Inc.(a)	4,070	108,303
Manhattan Associates, Inc.(a)	3,620	509,225

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
NCR Corp.(a)	7,740	$251,163
OneSpan, Inc.(a)	2,560	28,339
Paylocity Holding Corp.(a)	2,310	475,698
Progress Software Corp.	2,750	129,140
Qualys, Inc.(a)	1,940	237,301
Sailpoint Technologies Holdings, Inc.(a)	5,410	344,996
SPS Commerce, Inc.(a)	2,060	246,706
Teradata Corp.(a)	6,380	244,290
Xperi Holding Corp.	6,239	104,566
		5,148,458
SPECIALTY RETAIL (3.5%)
Aaron's Co., Inc. (The)	2,165	28,188
Abercrombie & Fitch Co., Class A(a)	3,510	62,513
Academy Sports & Outdoors, Inc.	4,670	200,950
American Eagle Outfitters, Inc.	9,910	119,316
America's Car-Mart, Inc.(a)	410	42,464
Asbury Automotive Group, Inc.(a)	1,330	228,281
AutoNation, Inc.(a)	2,260	268,352
Bed Bath & Beyond, Inc.(a)	6,050	30,432
Boot Barn Holdings, Inc.(a)	1,790	111,517
Buckle, Inc. (The)	2,055	62,061
Caleres, Inc.	2,455	60,933
Cato Corp. (The), Class A	1,420	17,537
Chico's FAS, Inc.(a)	8,030	40,311
Children's Place, Inc. (The)(a)	800	34,672
Conn's, Inc.(a)	1,590	14,978
Designer Brands, Inc., Class A	4,540	65,512
Dick's Sporting Goods, Inc.	3,540	331,309
Five Below, Inc.(a)	3,300	419,331
Foot Locker, Inc.	5,240	148,659
GameStop Corp., Class A(a)	14,000	476,140
Gap, Inc. (The)	25,670	246,945
Genesco, Inc.(a)	810	45,401
Group 1 Automotive, Inc.	2,060	364,455
Guess?, Inc.	2,710	51,246
Haverty Furniture Cos., Inc.	1,190	32,523
Hibbett, Inc.	760	35,659
Lithia Motors, Inc., Class A	1,730	458,934
LL Flooring Holdings, Inc.(a)	2,090	20,984
MarineMax, Inc.(a)	1,410	57,584
Monro, Inc.	2,115	106,067
National Vision Holdings, Inc.(a)	4,170	121,514
ODP Corp. (The)(a)	2,698	97,937
Rent-A-Center, Inc.	3,950	92,944
RH(a)	1,080	301,784
Sally Beauty Holdings, Inc.(a)	7,200	92,016
	Shares	Value
Shoe Carnival, Inc.	1,370	$29,880
Signet Jewelers Ltd.	2,960	180,442
Sleep Number Corp.(a)	1,460	65,788
Sonic Automotive, Inc., Class A	1,430	59,846
Urban Outfitters, Inc.(a)	4,430	90,726
Victoria's Secret & Co.(a)	4,140	153,014
Williams-Sonoma, Inc.	5,460	788,533
Zumiez, Inc.(a)	1,460	37,960
		6,295,638
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	7,700	88,088
Corsair Gaming, Inc.(a)	1,960	27,636
Diebold Nixdorf, Inc.(a)	5,640	18,217
Xerox Holdings Corp.	15,090	258,492
		392,433
TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Capri Holdings Ltd.(a)	8,390	408,425
Carter's, Inc.	2,270	184,960
Columbia Sportswear Co.	4,480	331,565
Crocs, Inc.(a)	3,500	250,740
Deckers Outdoor Corp.(a)	2,260	707,854
Fossil Group, Inc.(a)	29,690	179,031
G-III Apparel Group Ltd.(a)	2,890	63,840
Hanesbrands, Inc.	26,560	296,941
Kontoor Brands, Inc.	3,020	110,230
Movado Group, Inc.	6,130	208,297
Oxford Industries, Inc.	890	84,906
Skechers USA, Inc., Class A(a)	8,210	311,652
Steven Madden Ltd.	4,875	154,537
Under Armour, Inc., Class A(a)	13,750	127,325
Unifi, Inc.(a)	1,130	15,402
Wolverine World Wide, Inc.	5,130	115,271
		3,550,976
THRIFTS & MORTGAGE FINANCE (1.1%)
Axos Financial, Inc.(a)	3,410	142,402
Capitol Federal Financial, Inc.	6,050	58,020
Essent Group Ltd.	6,120	255,571
Flagstar Bancorp, Inc.	2,970	122,364
MGIC Investment Corp.	19,610	277,285
Mr. Cooper Group, Inc.(a)	4,240	191,012
New York Community Bancorp, Inc.	27,620	293,324
NMI Holdings, Inc., Class A(a)	5,270	99,814
Northfield Bancorp, Inc.	4,010	59,027
Provident Financial Services, Inc.	3,730	90,863

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
TrustCo Bank Corp. NY	800	$26,848
Walker & Dunlop, Inc.	1,750	197,120
WSFS Financial Corp.	3,730	177,996
		1,991,646
TRADING COMPANIES & DISTRIBUTORS (1.1%)
Applied Industrial Technologies, Inc.	2,040	205,204
Boise Cascade Co.	2,150	152,027
DXP Enterprises, Inc.(a)	1,150	39,100
GATX Corp.	1,980	198,495
GMS, Inc.(a)	2,540	134,798
MSC Industrial Direct Co., Inc., Class A	2,490	205,823
NOW, Inc.(a)	7,140	78,968
Univar Solutions, Inc.(a)	10,530	284,731
Veritiv Corp.(a)	770	95,495
Watsco, Inc.	1,950	534,203
		1,928,844
WATER UTILITIES (0.7%)
American States Water Co.	2,070	180,442
California Water Service Group	3,190	191,655
Essential Utilities, Inc.	14,582	757,389
Middlesex Water Co.	970	92,257
		1,221,743
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Gogo, Inc.(a)	3,880	67,357
Shenandoah Telecommunications Co.	2,630	58,649
Telephone and Data Systems, Inc.	6,680	105,611
		231,617
TOTAL COMMON STOCKS (COST $168,950,854)		180,048,281
	Shares	Value
RIGHT (0.0%)
BIOTECHNOLOGY (0.0%)
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	$—
TOTAL RIGHT (COST $—)		—
MONEY MARKET FUND (1.8%)
Northern Institutional Treasury Portfolio (Premier Class), 1.58%(c)	3,348,379	3,348,379
TOTAL MONEY MARKET FUND (COST $3,348,379)		3,348,379
TOTAL INVESTMENTS (COST $172,299,233) 101.1%		183,396,660

LIABILITIES IN EXCESS OF OTHER ASSETS (1.1)%		(2,038,886)
NET ASSETS 100.0%		$181,357,774
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of July 31, 2022 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2022 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values-Focused Large Cap Enhanced Index Fund, Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2022:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$36,654,032	$—	$—	$36,654,032
Money Market Fund	248,177	—	—	248,177
Total Assets - Investments	$36,902,209	$ —	$ —	$36,902,209

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total

Liabilities:
Other Financial Instruments
Written Call Options^	$(1,785,692)	$—	$—	$(1,785,692)
Total Liabilities - Other Financial Instruments	$(1,785,692)	$ —	$ —	$(1,785,692)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$32,484,576	$—	$—	$32,484,576
Total Assets - Investments	$32,484,576	$ —	$ —	$32,484,576

Liabilities:
Security Type
Common Stocks Sold Short*	$(23,854,359)	$—	$—	$(23,854,359)
Total Liabilities - Securities Sold Short	$(23,854,359)	$ —	$ —	$(23,854,359)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$282,810,033	$—	$—	$282,810,033
Money Market Fund	7,412,919	—	—	7,412,919
Preferred Stocks	3,655,474	—	—	3,655,474
Total Assets - Investments	$293,878,426	$ —	$ —	$293,878,426

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$194,428,217	$—	$—	$194,428,217
Master Limited Partnerships	1,181,756	—	—	1,181,756
Money Market Fund	1,242,395	—	—	1,242,395
Preferred Stocks*	3,485,267	—	—	3,485,267
Total Assets - Investments	$200,337,635	$ —	$ —	$200,337,635

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$73,122,644	$—	$—	$73,122,644
Total Assets - Investments	$73,122,644	$ —	$ —	$73,122,644

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$58,790,795	$—	$—	$58,790,795
Money Market Fund	66,207	—	—	66,207
Total Assets - Investments	$58,857,002	$ —	$ —	$58,857,002

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$60,127,644	$—	$—	$60,127,644
Total Assets - Investments	$60,127,644	$ —	$ —	$60,127,644

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Select Bond Fund
Assets:
Security Type
Asset-Backed Securities	$—	$51,960	$—	$51,960
Corporate Bonds*	—	97,095,134	—	97,095,134
Money Market Fund	1,372,129	—	—	1,372,129
Municipal Bonds	—	5,155,855	—	5,155,855
U.S. Government Agencies	—	31,607,865	—	31,607,865
U.S. Government Agency Mortgage-Backed Obligations	—	7,421,035	—	7,421,035
U.S. Treasury Obligations	—	4,559,432	—	4,559,432
Total Assets - Investments	$1,372,129	$145,891,281	$ —	$147,263,410

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$25,800,817	$—	$—	$25,800,817
Money Market Fund	45,982	—	—	45,982
Total Assets - Investments	$25,846,799	$ —	$ —	$25,846,799

Steward Values-Focused Large Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$221,229,489	$—	$—	$221,229,489
Money Market Fund	1,987,236	—	—	1,987,236
Total Assets - Investments	$223,216,725	$ —	$ —	$223,216,725

Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$180,048,281	$—	$—	$180,048,281
Money Market Fund	3,348,379	—	—	3,348,379
Right	—	—	—**	—
Total Assets - Investments	$183,396,660	$ —	$ —	$183,396,660

*	Please refer to the Schedule of Portfolio Investments to view investments and securities sold short.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.